NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

        Investor Class Shares, Advisor Class Shares, Trust Class Shares,
                         and Institutional Class Shares

                             DATED December 17, 2001

Neuberger Berman CENTURY Fund                Neuberger Berman FASCIANO Fund
Neuberger Berman FOCUS Fund                  Neuberger Berman GENESIS Fund
Neuberger Berman GUARDIAN Fund               Neuberger Berman INTERNATIONAL Fund
Neuberger Berman MANHATTAN Fund              Neuberger Berman MILLENNIUM Fund
Neuberger Berman PARTNERS Fund               Neuberger Berman REGENCY Fund
Neuberger Berman SOCIALLY RESPONSIVE Fund    Neuberger Berman TECHNOLOGY Fund


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700


         Neuberger Berman CENTURY Fund, Neuberger Berman FASCIANO Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated December 17, 2001.

         The Prospectus for your share class provides more information about the Funds that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the prospectus carefully before investing.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered trademarks of NB Management. (C)2001 Neuberger Berman Management Inc.

                                TABLE OF CONTENTS

                                                                            Page

NEUBERGER BERMAN EQUITY FUNDS..................................................i

INVESTMENT INFORMATION.........................................................1
         Investment Policies and Limitations...................................1
         Cash Management and Temporary Defensive Positions.....................5
         Investment Insight....................................................6
                  Neuberger Berman CENTURY Fund................................6
                  Neuberger Berman FASCIANO Fund...............................7
                  Neuberger Berman FOCUS Fund.................................12
                  Neuberger Berman GENESIS Fund...............................14
                  Neuberger Berman GUARDIAN Fund..............................15
                  Neuberger Berman INTERNATIONAL Fund.........................17
                  Neuberger Berman MANHATTAN Fund.............................18
                  Neuberger Berman MILLENNIUM Fund............................19
                  Neuberger Berman PARTNERS Fund..............................21
                  Neuberger Berman REGENCY Fund...............................22
                  Neuberger Berman SOCIALLY RESPONSIVE Fund...................24
                  Neuberger Berman TECHNOLOGY Fund............................25
         Additional Investment Information....................................26
         Neuberger Berman SOCIALLY RESPONSIVE FUND - Description of
         Social Policy....................................................... 48

PERFORMANCE INFORMATION.......................................................52
         Total Return Computations............................................52
         Comparative Information..............................................56
         Other Performance Information........................................57

CERTAIN RISK CONSIDERATIONS...................................................58

TRUSTEES AND OFFICERS.........................................................58

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................67
         Investment Manager and Administrator.................................67
         Sub-adviser..........................................................77
         Investment Companies Managed.........................................78
         Code of Ethics.......................................................80
         Management and Control of Nb Management and Neuberger Berman.........80

DISTRIBUTION ARRANGEMENTS.....................................................81
         Distribution Agreement (Trust Class Only)............................82
         Distribution Agreement (Advisor Class Only)..........................83

ADDITIONAL PURCHASE INFORMATION...............................................84
         Share Prices and Net Asset Value (All Classes).......................84
         Automatic Investing and Dollar Cost Averaging........................85

ADDITIONAL EXCHANGE INFORMATION...............................................85

ADDITIONAL REDEMPTION INFORMATION.............................................89
         Suspension of Redemptions............................................89
         Redemptions in Kind..................................................89

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................90

ADDITIONAL TAX INFORMATION....................................................91
         Taxation of the Funds................................................91
         Taxation of the Funds' Shareholders..................................94

FUND TRANSACTIONS.............................................................94
         Portfolio Turnover..................................................102

REPORTS TO SHAREHOLDERS......................................................102

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................102

CUSTODIAN AND TRANSFER AGENT.................................................103

INDEPENDENT AUDITORS.........................................................104

LEGAL COUNSEL................................................................104

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................104

REGISTRATION STATEMENT.......................................................115

FINANCIAL STATEMENTS.........................................................116

APPENDIX A.....................................................................1
         RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................1

                             INVESTMENT INFORMATION

         Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

         At the close of business on March 23, 2001, Neuberger Berman FASCIANO Fund acquired all of the assets and assumed all of the liabilities of Fasciano Fund, Inc. Financial and performance information in this SAI for Neuberger
Berman FASCIANO Fund prior to March 24, 2001 is that of its predecessor, Fasciano Fund, Inc.

         Through December 15, 2000, the other Funds' Advisor Class, Investor Class, Trust Class, and Institutional Class shares were organized as feeder funds in a master-feeder structure rather than a multiple-class structure. As feeder funds their names were Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively. For those Funds, financial and performance information in this SAI for periods prior to December 16, 2000 is that of the predecessor feeder funds.

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

                  (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

                  (2)   a majority of the outstanding shares of the Fund.

         These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

         Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

         The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:

         1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         BORROWING (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may not borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options
(including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         COMMODITIES (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

         3. DIVERSIFICATION (ALL FUNDS EXCEPT NEUBERGER BERMAN FOCUS FUND). No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

         DIVERSIFICATION   (NEUBERGER   BERMAN   FOCUS   FUND).   The   Fund  is
non-diversified under the 1940 Act.

         4. INDUSTRY CONCENTRATION. No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

         Each Fund (except Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, and Neuberger Berman SOCIALLY RESPONSIVE Funds) has the following fundamental investment policy:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         Neuberger   Berman   MILLENNIUM  Fund  and  Neuberger  Berman  SOCIALLY
RESPONSIVE Fund have the following fundamental investment policy:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         Neuberger Berman INTERNATIONAL Fund has the following fundamental investment policy:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

         The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

         1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND). None of these Funds may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

         3. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. FOREIGN SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN INTERNATIONAL, NEUBERGER BERMAN MILLENNIUM, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). None of these Funds may invest more than 10% of the value of its total assets in securities denominated in foreign currency.

         FOREIGN SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN MILLENNIUM, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). None of these Funds may invest more than 20% of the value of its total assets in securities denominated in foreign currency.

         These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

         5. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

         6. PLEDGING (NEUBERGER BERMAN GENESIS AND NEUBERGER BERMAN GUARDIAN FUNDS). Neither of these Funds may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Fund may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member. The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

         7. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN FOCUS AND NEUBERGER BERMAN INTERNATIONAL FUNDS). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than

5% of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes, or securities of another regulated investment company ("RIC").

         8. SOCIAL POLICY (NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND). The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons or that are involved in nuclear power.

         9. EQUITY SECURITIES. Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustee will not change this policy without 60 days notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes. (Only Neuberger Berman INTERNATIONAL Fund may borrow for investment purposes.)

         10. Neuberger Berman TECHNOLOGY Fund normally invests at least 80% of its net assets in issuers substantially engaged in offering, using or developing products, processes or services that provide or that benefit significantly from technological advances, or are expected to do so. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days notice to shareholders.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS.For temporary defensive purposes, or to manage cash pending investment or payout, each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman INTERNATIONAL
Fund) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         For temporary defensive purposes, or to manage cash pending investment or payout, any part of Neuberger Berman SOCIALLY RESPONSIVE Fund's assets may be retained temporarily in U.S. Government and Agency Securities, investment grade fixed income securities of non-governmental issuers, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE Fund are selected with a concern for the social impact of each investment.

         For temporary defensive purposes, or to manage cash pending investment or payout, Neuberger Berman INTERNATIONAL Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. Neuberger Berman INTERNATIONAL Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

         Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending. The money market fund does not invest in accordance with Neuberger Berman SOCIALLY RESPONSIVE Fund's Social Policy.

Investment Insight
------------------

         In advertisements, each Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund managers uncover stocks that they perceive to fit the Fund's investment parameters. These discussions may include references to current or former holdings of a Fund.

         NEUBERGER BERMAN CENTURY FUND

         INVESTMENT PROGRAM

         The Fund seeks long-term growth of capital; dividend income is a secondary goal. The Fund invests mainly in common stocks of large capitalization companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

         INVESTMENT PROCESS

         Using both quantitative and qualitative research, the Fund manager seeks to build a portfolio of companies with high earnings growth rates and a median market capitalization that exceeds $10 billion. Stocks that meet his initial screens are then ranked according to factors that have historically enhanced performance, such as positive earnings surprises, upward earnings revisions, and low price/earnings to projected earnings growth rates (PEG ratios). Companies that rank in the top quintile of the remaining universe are targeted for further qualitative analysis. Before purchasing a stock, the Fund manager meets with companies' top managers. He uses these meetings to determine whether he believes the companies can sustain earnings growth and can continue to exceed consensus earnings projections. He also seeks input from Neuberger Berman's Boston-based Growth Equity Group, the [16-member] New York-based research department, and guidance from other leading Wall Street analysts.

         1. Initial Focus Screens

         2. Proprietary Ranking System

         3. Top Quintile of Remaining Companies

         4. Fundamental Research

         5. Construct Fund

         PORTFOLIO CONSTRUCTION AND RISK MANAGEMENT

         The Fund manager believes that portfolio construction is as important to the investment process as stock selection. The portfolio spans numerous industry groups and includes many different kinds of companies. He also endeavors to manage risk by identifying and controlling risk relative to the fund's benchmarks.

         SELL DISCIPLINE

         The Fund manager's dispassionate sell discipline quickly eliminates positions in companies with deteriorating fundamentals or that fail to meet his expectations. He also reduces positions when they have done so well that in his opinion, downside risk exceeds upside potential.


         CENTURY INVESTORS CAN EXPECT:

         o    Experienced portfolio management
         o Companies the fund manager believes have the potential to become the next-generation growth leaders

         o Established large-cap companies with the potential for continued growth

         INVESTMENT INSIGHT

         The investment approach for CENTURY Fund is to focus on large companies whose earnings have consistently grown, because they may have a competitive advantage. Such a company may have a dominant market share or superior management or may have expanded on the strength of innovative products. Continued earnings growth is never guaranteed, but a track record of strong earnings growth warrants further investigation.

         NEUBERGER BERMAN FASCIANO FUND

         INVESTMENT PROGRAM

         As a small-cap core fund, the Fund invests in both value and growth stocks.

         In advertisements, the Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund manager uncovers stocks that he perceives to fit the Fund's investment parameters. These discussions may include references to current or former holdings of the Fund.

BRING BALANCE TO YOUR SMALL-CAP INVESTING: NEUBERGER BERMAN FASCIANO FUND SEEKING BALANCE THROUGH SMALL-CAP BLEND

Neuberger Berman FASCIANO Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's portfolio manager, Michael Fasciano, looks for small companies that exhibit a blend of growth and value characteristics--high earnings growth potential, but trading at reasonable prices relative to their growth. He also looks for catalysts that he expects will improve a company's fundamentals and its stock price, such as a positive management change or a new product.

FASCIANO FUND INVESTORS CAN EXPECT:

A balanced approach to small-cap investing
An emphasis on companies with staying power
Hands-on research

         The Fund's blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics. It also provides a core small-cap foundation for adding other asset classes and investment styles, and may complement more aggressive investments within a diversified portfolio.

         QUOTE: "I practice small-cap investing for the `faint of heart.' By investing for the long term in rapidly-growing companies with reasonable stock prices, I intend to balance the considerable rewards of small-caps with their higher risks."

         --MICHAEL FASCIANO, PORTFOLIO MANAGER, NEUBERGER BERMAN FASCIANO FUND

A DISCIPLINED INVESTMENT STYLE

         Fasciano  attributes  his  investment  success to a highly  disciplined stock selection technique. He focuses on smaller companies with market capitalizations of less than $1.5 billion. From this pool, he searches for reasonably priced stocks that he believes can increase earnings by 15% to 25% annually over the next three to five years. Fasciano believes that in the long run, consistently investing in stocks with a combination of growth and value characteristics can provide very good returns.

         Fasciano seeks companies with established franchises and long product cycles that will help sustain growth and maintain profit margins. His disciplined approach includes a six-point stock-picking approach that emphasizes: low debt, strong cash flow, consistent profitability, significant inside ownership, high annual earnings growth, and reasonable valuations.

SMALL COMPANIES, SMALL PLANE, BUT BIG POTENTIAL: HANDS-ON RESEARCH

         A small-cap blend strategy requires extensive, in-depth research. Fasciano believes in taking a hands-on approach to the challenge. Several times a week, he pilots his own airplane to visit with the management of small companies around the country. His top priority is to determine the business climate for the company, but he also digs for information that indicates strong or improving long-term trends.

RISK MANAGEMENT

         Small-caps' high potential rewards do not come without certain risks. Small companies may display higher levels of volatility and less liquidity than larger-sized companies. To help manage these risks, Fasciano concentrates on careful portfolio construction, building the portfolio from the bottom up, stock by stock. He typically diversifies assets across 60 to 80 individual stocks in a variety of industries, making a special effort to avoid highly volatile businesses.

         A strong sell discipline is an important aspect of risk management. That's why Fasciano carefully reviews stocks that have hit his target price. Stocks also become candidates for sale if a company management fails to execute its growth strategy or if revenue/earnings fall below expectations for an extended period.

INVESTMENT PROCESS SUMMARY

         o    Stock Universe       Selection Criteria      Diversified Portfolio
         o    Small-cap Blend      Six-step approach       60-80 Stocks


         Meet the Manager Michael Fasciano, CFA: Portfolio Manager, Neuberger Berman FASCIANO Fund

         MICHAEL FASCIANO, Neuberger Berman FASCIANO Fund Portfolio Manager, joined the firm in March 2001 when Neuberger Berman acquired the Fasciano Company, advisor to Fasciano Fund, a small-cap blend mutual fund. Fasciano, a highly respected Chicago-based money manager, launched his Fund in November 1988.

         A native of Queens, New York, Fasciano earned a B.S. and a MBA from the University of Wisconsin. He began his career as a securities broker in Milwaukee and in 1983 moved to Chicago, where he worked as an analyst for BCS Financial Corp., before starting his own investment firm. Fasciano is a member of the Investment Analysts Society of Chicago and holds the distinction of Chartered Financial Analyst. In his free time, Fasciano enjoys reading, golfing and piloting his plane.

THINKING SMALL CAN LEAD TO BIG OPPORTUNITIES

         Throughout history, small companies with entrepreneurial spirit and innovative ideas have reshaped the world. Today's corporate giants like Microsoft, Wal-Mart, IBM and Coca-Cola began with a simple idea or a unique product and turned it into a great enterprise. Not every small company will grow to the sky, but the good ones can turn in year after year of steady growth. Well-managed small companies tend to be close to their customers. They're often more agile than huge corporations and can adapt to a changing business environment. And, because they're less well known than larger companies, these hidden gems may fall below Wall Street's radar.

         As with any investment that has the potential for high rewards, there are inherent risks associated with small-cap investing. Many small firms lack financial resources, which makes them vulnerable. Some fall prey to over-ambitious growth plans. But we believe that in-depth research can identify the strongest candidates. The Neuberger Berman FASCIANO Fund aims to find small companies with staying power.

         CHART CAPTION: ADDING SMALL-CAPS MAY STRENGTHEN RETURNS
         Portfolios that include small-cap exposure offer the potential for increased long-term growth.
























Source: Ibbotson Associates and Lehman Brothers.1 NOTE: THE HYPOTHETICAL PORTFOLIOS WERE REBALANCED ANNUALLY. THE CHART ABOVE IS FOR ILLUSTRATION PURPOSES ONLY AND NOT INTENDED TO SHOW THE PERFORMANCE OF ANY NEUBERGER BERMAN FUND.


-------------------
1 The Lehman Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. Large-cap stocks are defined as the S&P 500 Index, a market-value weighted index of 500 blue-chip stocks; it is considered to be a benchmark of the overall stock market. Small-cap stocks are defined as a portfolio of stocks represented by the fifth capitalization quintile of stocks on the New York Stock Exchange (NYSE) for 1976-1981 and the performance of the Dimensional Fund Advisors (DFA) Small Company Fund thereafter. The fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange (AMEX) and the over-the-counter market (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile.

WHY INVEST IN SMALL-CAP BLEND?


         Whether you're saving for a child's education, your own retirement, or another long-term goal, a small-cap blend fund may help you reach your target. The Fasciano Fund's approach to small-cap blend:

         |X| Seeks lower risk by diversifying across companies and industries with growth and value characteristics

         |X| Maintains a consistent style; doesn't attempt to ride growth or value cycles

         |X| Provides a core small-cap foundation to which you can add other asset classes and investment styles

         |X|  Complements more aggressive investments within your portfolio

         Upside Potential With Downside Protection

FASCIANO FUND'S STRATEGY HAS PROVEN ITS WORTH, ESPECIALLY DURING UNKIND MARKETS. OF COURSE, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.













2The Russell 2000 Index is an unmanaged index of U.S. Small-Cap Stocks.
The Neuberger Berman FASCIANO Fund is the successor to the Fasciano Fund, Inc. The information is for the predecessor, Fasciano Fund, Inc. 1.70%, 12.22%, and 14.29% were the average annual total returns for the 1-, 5- and 10- year periods ended 12/31/00. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
Note: 1989 was the first full year of operation for the Fasciano Fund.

         GROWTH STOCKS. VALUE STOCKS. CAN'T DECIDE?  TRY SMALL-CAP BLEND

         Many small-cap mutual funds look for stocks based on a style of investing: either growth or value. Growth funds generally look for stocks among the economy's fastest growing sectors, which have recently included technology and biotechnology. They are willing to pay higher prices for stocks with high growth potential. On the other hand, value funds like to shop for a good bargain. They too want to find growing companies, but seek less expensive entry points, usually among the stocks of companies in out-of-favor industries, or those suffering from short-term earnings concerns.

         Can't decide which style is right for you? Now there's no need to choose. Neuberger Berman Fasciano Fund targets the "sweet spot" between small-cap growth and small-cap value investing. This small-cap blend fund helps you balance the higher risks of investing in fast-growing companies with a more conservative style of hunting for bargain-priced stocks, by maintaining characteristics of both growth and value investing.

         DECIDING BETWEEN SMALL-CAP GROWTH AND VALUE JUST GOT EASIER. NEUBERGER BERMAN FASCIANO FUND

         The Fund may not be suitable for you if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines of a given period. Although the Fund primarily will invest in companies on a long-term basis, from time to time, the Fund may invest on a short-term basis or may sell within a few months securities that it originally had intended to be a long-term investment if the security no loner meets the quality or valuation requirements of the Fund. The Fund generally will seek to be fully invested in common stocks. However, at times, the manager may invest a large portion of the Fund's assets in cash if the manager is unable to locate and invest in a sufficient number of companies that meet the Fund's quality and valuation requirements.

         NEUBERGER BERMAN FOCUS FUND

         INVESTMENT PROGRAM

         The Fund seeks long-term growth of capital and invests principally in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes at least 90% or more of its investments in not more than six sectors it identifies as undervalued. The Fund may invest significantly in fewer than six sectors.

         EMPHASIS   ON   QUALITY,    UNDERVALUED   COMPANIES   OF   ALL   MARKET
CAPITALIZATIONS

         The Fund manager selects companies with solid fundamentals that he considers undervalued by the marketplace. Specifically, he looks for industry leaders with above-average earnings, established market niches, and sound future business prospects. He believes these types of organizations come in all sizes; therefore, he does not limit his selections to any particular capitalization range.

         A CONCENTRATED FUND

         In addition to his value bias, the Fund manager concentrates his efforts on no more than six out of 13 possible economic sectors. Although the Fund is built one stock at a time, he has found that the conditions leading to an individual stock being undervalued similarly affect other companies in the same industries or sectors. Thus, an emphasis on relatively few sectors is a natural outgrowth of the fund's stock selection process. The Fund manager will not invest more than 25% of total assets in companies having their principal business activity in the same industry.

         To the extent the fund invests more heavily in one sector, it thereby presents a more concentrated risk. A sector may have above average performance during particular periods, but individual sectors also tend to move up and down more than the broader market, and the several industries that comprise a sector may all react in the same way to economic, political and regulatory events. The principal risks affecting each sector are discussed in the Prospectus.

         BOTTOM-UP, VALUE-ORIENTED STOCK SELECTION PROCESS

         The Fund manager's bottom-up approach focuses on stocks that are currently out of favor, due to temporary setbacks. He also likes stocks that have been largely ignored by Wall Street, but that he believes still offer good long-term growth potential. He prefers to buy companies that are industry leaders, not those that he believes are undervalued for good reasons such as poor management or limited growth prospects. Ideal investment candidates are financially sound companies that have little or no debt and exhibit high returns on equity.

         THOROUGH RESEARCH EFFORT

         The Fund manager believes it's the management teams that drive companies and how they react to changes in their respective industries. As he explains, "The only way to come to those conclusions is to meet with the people behind the stocks we like." Furthermore, he does not rely on a company's initial merits after its stock has been purchased. Instead, he prefers to revisit its fundamentals regularly and then, as a reality check, look back at the company's performance to see if it's consistently delivering.

         INVESTMENT PROCESS

         Qualitative Analysis

         o    Meeting with Company Executives One-on-One
                 Monitor Exposure to Economic Conditions
         o    Interest Rate Changes
                 Sector Analysis
                 Stock Universe
         o    Quantitative Analysis


         FOCUS INVESTORS CAN EXPECT:

         o     Emphasis  on  quality,   undervalued   companies  of  all  market
               capitalizations

         o     A targeted investment approach
         o     Bottom-up, value-oriented stock selection process
         o     Thorough research efforts

         INVESTMENT INSIGHT

         The investment approach for the FOCUS Fund involves looking for companies that have low price-to-earnings ratios, solid balance sheets, and strong management. The Fund manager often finds that these companies are concentrated in certain sectors of the economy, which prompts him to look further within these sectors for other companies that meet his criteria.

         NEUBERGER BERMAN GENESIS FUND

         INVESTMENT PROGRAM

         The Fund invests mainly in common stocks of small-capitalization companies and seeks undervalued companies whose current product lines and balance sheets are strong. The Fund regards companies with market capitalizations of up to $1.5 billion at the time of investment as small-cap companies.

         A SMALL-CAP VALUE BIAS

         The Fund co-managers employ a value bias in their stock selection process. They comb the universe of small-cap stocks specifically looking for those they consider cheap compared to the market as a whole. Depending on current market conditions, they sometimes find stocks that are cheap on an absolute basis as well. They primarily choose from a universe of small-cap companies whose total market valuation is less than $1.5 billion at the time of initial investment. The characteristics they look for may include above average returns, established market niches, high barriers to entry, strong capital bases, and sound future business prospects.

         A PHILOSOPHY THAT CONTRADICTS POPULAR INVESTMENT TRENDS

         The Fund co-managers focus on strong companies in industry niches that are often overlooked by investors because they lack an exciting new product or innovation. They aren't interested in buying experimental or cutting-edge technology names that often trade on high future expectations but have no established record of earnings. The rationale behind their approach is that companies in what may be considered "unexciting" industries to some, such as utilities and oil services, are a safer point of entry into the small-cap universe because, as they put it, "if there's not a lot of expectation built into a company, then it tends not to disappoint."

         SMALL COMPANIES, POTENTIALLY BIG OPPORTUNITIES

         The Fund co-managers favor the small-cap arena because they think it abounds with opportunities for the long-term investor, specifically small-caps' potential ability to grow earnings dramatically over time. According to one Fund co-manager, "Unlike large-cap stocks, small-cap companies are starting from a very low base and therefore may have the ability to grow dramatically."

         INVESTMENT PROCESS

         Qualitative Analysis

         Meetings with Company Executives One-on-One
         o    300 Face-to-Face Meetings per Year
         o    Heavy Phone Contact

         Quantitative Characteristics
         o    Low Price-to-Earnings Ratio
         o    Low Price-to-Cash Flow Ratio

         GENESIS INVESTORS CAN EXPECT:
         o    A small-cap value bias
         o    A philosophy that contradicts popular investment trends
         o    Small companies, potentially big opportunities

         INVESTMENT INSIGHT

         The Fund co-managers seek out small companies that are not well known and often found in unglamorous industries. Future growth is one area they focus on, but equally important to them is evidence of solid performance and a proven management team. As value investors, they look for stocks that are selling at attractive prices.

         NEUBERGER BERMAN GUARDIAN FUND

         INVESTMENT PROGRAM

         The Fund seeks long-term growth of capital and, secondarily, current income. The Fund invests primarily in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies. Using a value-oriented investment approach in selecting securities, the Fund looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

         DISCIPLINED, LARGE-CAP VALUE ORIENTATION

         As part of its stock selection process, the Fund pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the Fund co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

         BOTTOM-UP APPROACH TO STOCK SELECTION

         According to one of the Fund co-managers, "Cheap stocks are plentiful, but true investment bargains are a rare find." To uncover them, the Fund co-managers scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. They look for financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

         A BROAD VIEW OF RISK MANAGEMENT

         Managing risk involves carefully monitoring the way the stocks in the Fund react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market, or international events. In their efforts to consider these relationships, the Fund co-managers use quantitative analysis to evaluate these factors and their impact on the overall Fund. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the Fund.

         A STRONG SELL DISCIPLINE

         The Fund co-managers will generally make an initial investment in a stock of between 1-4% of total net assets. A weighting at the higher end indicates that they believe their research gives them an "edge" over Wall Street analysts, or they believe the stock has an undiscovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

         INVESTMENT PROCESS

         Fund Risk Management
         o    Monitor Fund's Exposure

         Selection Criteria
         o    Improving Financials
         o    Superior Management
         o    Discount Valuations to the Market

         Stock Universe
         o    Large-Cap Value

         GUARDIAN INVESTORS CAN EXPECT:

         o    Disciplined, large-cap value orientation
         o    Bottom-up approach to stock selection
         o    Broad view of risk management
         o    Strong sell discipline

         INVESTMENT INSIGHT

         The Fund co-managers look for established companies whose intrinsic value, by their measure, is undiscovered among the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the Fund level.

         NEUBERGER BERMAN INTERNATIONAL FUND

         INVESTMENT PROGRAM

         The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies of any capitalization, including companies in developed and emerging industrialized markets. The co-managers look for well-managed companies that show potential for above-average growth and whose stock price is undervalued.

         A BOTTOM-UP APPROACH THAT PUTS COMPANY FUNDAMENTALS IN PERSPECTIVE

         The Fund co-managers' bottom-up approach seeks well-managed companies that exhibit strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. While their bottom-up style drives the overall investment process, they also believe it's important to put a company's fundamentals in perspective. To do this, the Fund co-managers' factor in the economic, political, and market landscape of investment candidates' home markets. As one fund manager explains, "We are value-added investors, not `closet' indexers. We will overweight the portfolio compared to our benchmark, the EAFE Index, with securities from countries we believe have the best investment potential and underweight those we think have limited prospects."

         A BLEND OF GROWTH AND VALUE INVESTMENT STYLES

         The Fund co-managers use a blend of styles to reduce the risk of significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on undervalued, out-of-favor companies that they believe are poised for a turnaround.

         HIGH POTENTIAL REWARDS WITH COMMENSURATE RISKS

         The Fund primarily invests in equity securities of developed countries, but will consider selected emerging markets as well. While the potential rewards are high, so are the associated risks. Foreign markets are often less developed and foreign governments and economic infrastructures may not be as stable compared to the United States. Other international risks, such as currency exchange rate and interest rate fluctuations, could result in greater volatility than domestic funds.

         AN ADDED LEVEL OF DIVERSIFICATION

         Domestic and foreign markets generally are subject to different sets of risk factors. Investors with exposure to more than a single market can potentially offset losses in one market with gains in another. While foreign markets can be inherently risky, investors who include international securities in their portfolios can benefit from an additional layer of diversification along with the potential for long-term growth.

         INTERNATIONAL INVESTORS CAN EXPECT:

         o A bottom-up approach that puts company  fundamentals in perspective
         o A growth orientation with a valuation emphasis
         o High potential rewards with commensurate risks
         o An added level of portfolio diversification

         INVESTMENT INSIGHT

         To choose  attractive  stocks from among the many  thousands  available outside the United States, it's important to have a clear strategy. International Fund's bottom-up approach evaluates stocks on their fundamentals, using both growth and value criteria, while also considering larger scale economic factors.

         NEUBERGER BERMAN MANHATTAN FUND

         INVESTMENT PROGRAM

         The Fund invests in common stocks of mid-capitalization companies that are in new or rapidly evolving industries. The Fund seeks growth of capital by investing in companies with financial strength, above-average growth of earnings, earnings that have exceeded analysts' expectations, a strong position relative to competitors, and a stock price that is reasonable in light of its growth rate.

         MID-CAP GROWTH STOCK INVESTMENTS

         The Fund co-managers consider themselves growth stock investors in the purest sense of the term. By that, they mean they want to own the stocks of companies that are growing earnings faster than the average American business and, ideally, faster than the competitors in their respective industries. Their exhaustive research efforts are focused on the mid-cap universe and, specifically, stocks that are in new or rapidly evolving industries. The kind of fast-growth companies the Fund co-managers favor generally do not trade at below market average price-to-earnings ratios. However, they do look for companies trading at reasonable levels compared to their growth rates. They believe that attractive valuations in the mid-cap range have been created as a result of the large-cap area performing well for several years, relative to other capitalization ranges.

         AN INTENSIVE RESEARCH EFFORT

         The Fund co-managers love stocks with positive earnings surprises. Their extensive research has revealed that the stocks of companies that have consistently beaten Wall Street earnings estimates have also tended to offer greater potential for long-term capital appreciation. To find these companies they scour the mid-cap growth stock universe to isolate stocks whose most recent earnings have beaten consensus expectations. Then, the real work begins, where through diligent fundamental research they strive to identify those companies most likely to record a string of positive earnings surprises. Their ultimate goal is to invest today in the fast growing mid-sized companies that they believe are poised to become tomorrow's Fortune 500.

         A DISCIPLINED SELL PROCESS

         "We are dispassionate sellers," says one Fund co-manager. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive." A stock will also be sold when it reaches its target price. They prefer to broadly diversify the Fund's assets among many different companies and industries rather than heavily concentrating its holdings in just a few of the fastest growing industry sectors. Broad diversification helps to manage the overall risk inherent in a Fund of equity securities.



         MANHATTAN INVESTORS CAN EXPECT:

         o    Mid-cap growth stock investments
         o    An intensive research effort
         o    A disciplined sell process

         NEUBERGER BERMAN MILLENNIUM FUND

         INVESTMENT PROGRAM

         The Fund invests primarily in equity securities of small-sized domestic companies (up to $1.5 billion in market capitalization at time of investment). The Fund seeks growth of capital and looks for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets, or management.

         DISCIPLINED STOCK SELECTION PROCESS

         The Fund co-managers employ a three-tiered disciplined investment process. It begins with a search for fast growing, small companies that exhibit sustainable earnings growth of at least 15%. Next, they assess a company's financial and managerial wherewithal to capitalize on opportunities and grow its business, despite occasional setbacks. Finally, the managers determine whether or not a stock's price is reasonable. Their analysis attempts to avoid companies considered overvalued relative to their earnings growth rate.

         LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

         Simply put, a small company might become a mid-sized one rapidly with the launch of a single blockbuster product. And, since the potential growth of a small company is often uninhibited by several layers of management, it might be able to bring new products or services to the market quickly. What adds to the attractiveness of small-cap stocks is the fact that they're generally less researched than large-caps, which presents the managers with more opportunities to find good companies that are not yet recognized by many investors. Small-caps, however, are more risky than other securities due to their volatility and greater sensitivity to market trends, company news and industry developments.

         RISK MANAGEMENT

         "We abide by three rules for managing risk: pay reasonable prices, remain emotionally detached, and stay diversified", says one of the Fund managers about their risk-management strategy. First, the Fund focuses on rapidly growing companies that are selling at reasonable prices relative to their growth prospects. This is done in an effort to avoid those stocks whose valuations are out of line with their growth rates because we believe they are often the most susceptible to steep declines caused by fundamental disappointments or during a market downturn. Second, our Fund co-managers remain emotionally detached from their stock picks. When deteriorating fundamentals are discovered in a company, the Fund co-managers take quick and decisive action to eliminate it from the Fund. And third, to limit downside risk, the Fund co-managers expect to invest in a diversified Fund across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

         INVESTMENT PROCESS

         SCREENS

             Price           Is this stock price reasonable?

             Quality         Can the company go the distance?
                             Financial Strength, Management Depth and Talent

             Growth          Are earnings growing rapidly?
                             15%+ Annual Growth Rates
                             Positive Earnings Surprises

         MILLENNIUM INVESTORS CAN EXPECT:

o   Disciplined stock selection process
o   Long-term growth potential of small-cap stocks
o   Risk management

         INVESTMENT INSIGHT

         The Fund co-managers of the Millennium Fund make it their business to track down promising small-cap companies wherever they may exist. As a result, this fund enables investors who can accept the risks of small-cap stocks to pursue the potential for long-term growth that small-caps may provide.

         NEUBERGER BERMAN PARTNERS FUND

         INVESTMENT PROGRAM

         The Fund manager invests principally in the stocks of mid- to large-cap companies that he believes are selling for less than their intrinsic value. He concentrates on companies that other investors have shunned, but in his view are poised for major improvement. The Fund manager's intensive, research-driven process searches for catalysts that will lead to a change in investors' perceptions.

         A FOCUS ON ANTICIPATING CHANGES IN INVESTOR PERCEPTION

         The Fund manager searches for stocks that he believes are selling for less than the underlying company's intrinsic value. That's why his stock selection process focuses on identifying companies that he believes are poised to demonstrate positive change, such as a change in management, or a successful new product. These catalysts can give rise to a shift in investor perception, which can lead to the revaluation of an undervalued security. When the Fund manager buys a stock, he is literally buying partial ownership of a business, not just a piece of paper.

         ATTRACTIVE STOCKS AT REASONABLE PRICES

         The Fund manager uses a two-part screening process to identify potential stock purchases. The first part consists of financial screens that select only those stocks that are inexpensive based on several traditional measures of value, such as low price-to-earnings and cash flow ratios. Low price is not enough, however; the Fund manager also looks for high return on capital. The second part of the process is a qualitative evaluation of significant changes occurring within a company's business, such as new management, new corporate strategies, improving financials, or shareholder-based incentive plans. The Fund manager focuses on buying the stocks of good businesses that are undergoing positive changes, at reasonable prices.

         INTENSIVE, IN DEPTH RESEARCH

         To uncover specific catalysts for change in investors' perceptions, the Fund manager builds an information network around a company. This information network is designed to gauge the company's future growth prospects, understand investors' current perceptions, and identify other factors that have not yet been recognized by the majority of investors. Stocks that meet his criteria up to this point go through a rigorous valuation model intended to produce a list of companies with the most compelling risk/reward story. The Fund manager buys securities that he believes have the highest risk-adjusted return potential; stocks that fall short are placed on a list for monitoring.

         INVESTMENT PROCESS

         Portfolio Addition/Monitor List

         Portfolio Valuation Model

         Identify Catalysts for Change

         Systematic Screenings

o   Qualitative Analysis

o   Financial Analysis



         PARTNERS INVESTORS CAN EXPECT:

o   A focus on anticipating changes in investor perception
o   Intensive, in-depth research

         INVESTMENT INSIGHT

         The Fund manager seeks companies he believes are undervalued where there are changes underway that can give rise to improved investor perception. His strategy pays off whenever the valuation gap closes.

         NEUBERGER BERMAN REGENCY FUND

         INVESTMENT PROGRAM

         The Fund seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Fund seeks to reduce risk by diversifying among different companies and industries.

         MID-CAP COMPANIES WITH MARKET LEADERSHIP

         The Fund manager searches the mid-cap stock universe for companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middleweight champions before the rest of Wall Street can yield substantial payoffs for investors. Of course, there can be no assurance that the manager will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

         BOTTOM-UP APPROACH TO STOCK SELECTION

         The Fund manager's extensive bottom-up approach begins with financial screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps. After applying these financial and qualitative screens the Fund manager then seeks to identify a catalyst for change that could improve a stock's valuation. These catalysts are generally managerial, operational, structural, or financial in nature and include changes in company management, new corporate strategies, changes in the business mix, and improving financials, among others. The remaining candidates are then ranked on a risk/reward basis. Stocks with the most compelling risk/reward ratios are placed in the Fund, while stocks that are currently not a good Fund fit, are placed on a monitor list for further evaluation.

         BROAD VIEW OF RISK MANAGEMENT

         In order to reduce risk on the buy side, the manager looks for reasonably priced stocks, diversifies investments across an array of industries, and avoids making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

         INVESTMENT PROCESS

     STOCK UNIVERSE
o    Financial Analysis

     VALUE STOCK UNIVERSE
o    Qualitative Evaluation
o    Catalyst for change

     EXECUTIVE MANAGEMENT TEAM EVALUATION
o    Proven Track Record
o    Strategic Plan
o    Inside Ownership

REGENCY INVESTORS CAN EXPECT:
o    Mid-cap companies with market leadership
o    Bottom-up approach to stock selection
o    Broad view of risk management

         INVESTMENT INSIGHT

         The Fund manager's ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet, to buy

"great companies at a great price." He attempts to do this by focusing on the mid-cap segment of the market because it tends to be less followed than the large-cap segment by Wall Street analysts.

         NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND

         INVESTMENT PROGRAM

         The Fund seeks long-term capital appreciation by investing at least 80% of total assets in equity securities, all of which are selected based on both financial criteria and social policy. The Fund co-managers initially screen companies using a value investing criteria, then look for companies that show leadership in major areas of social impact such as the environment, workplace diversity, and employment.

         FINANCIALLY SOUND COMPANIES WITH A SOCIAL CONSCIENCE

         The Fund co-managers look for the stocks of mid- to large-cap companies that first meet their stringent financial criteria. Their social screens are then applied to these stocks. The ones considered worthy from a financial standpoint are then evaluated using a proprietary database that develops and monitors information on companies in various categories of social criteria. Ideal investment candidates are companies that show leadership in the areas of the environment, workplace diversity, and employment. Other considerations are based on companies' records in other areas of concern, including public health, type of products, and corporate citizenship.

         A TRADITIONAL VALUE APPROACH

         The Fund managers' initial financial screens select companies using a traditional value approach. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors, such as low price-to-earnings and low price-to-book ratios. Their value approach examines these companies, searching for those that may rise in price before other investors realize their worth. They strongly believe in helping investors put their money to work, while supporting companies that follow principles of good corporate citizenship.

         AN EVER-EVOLVING JOURNEY ON THE PATH TO GOOD CORPORATE CITIZENSHIP

         The Fund co-managers believe that most socially responsive investors are not utopians. They do not expect instant perfection, but rather look for signs that a company is evolving and moving toward a corporate commitment to excellence. As they put it, "Good corporate citizenship is one of those things that is a journey, not a destination. We've been working in this field for some time, and know that the social records of most companies are written in shades of gray. We are pleased to see that more and more companies are coming to realize that change is a positive force for them."

         INVESTMENT PROCESS

              Social Policy

              Quantitative Financial Criteria

              o    Low Price-to-Earnings Ratio (relative & absolute)

              o    Strong Balance Sheet

              o    Free Cash Flow

              o    Risk Management

              Stock Universe

              o    Focus Screens

              SOCIALLY RESPONSIVE INVESTORS CAN EXPECT:

              o     Financially sound companies with a social conscience
              o     A traditional value approach
              o An ever-evolving journey on the path to good corporate citizenship

         INVESTMENT INSIGHT

         The Fund co-managers believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. They look for companies that meet value-investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship.

         NEUBERGER BERMAN TECHNOLOGY FUND

         SEEKS TOMORROW'S OPPORTUNITIES TODAY

         Neuberger Berman provides another way for investors to take advantage of the intensive research and management expertise of our Boston-based growth group. The portfolio management team of this fund will seek long-term capital growth by investing in the stocks of dynamic technology and tech-related companies of all sizes -- from new innovative firms to established market leaders.

         IDENTIFYING TECH STOCKS WITH MERIT

         The team employs quantitative and qualitative research screens in a three-part investment process to select those stocks with the most merit. First, the screening process looks for rapidly growing companies with positive fundamental surprises, such as revenue/earnings gains that are beating Wall Street estimates.

         Second, the screening process focuses on a company's strengths and qualities to determine whether it can continue to surpass expectations. These strengths may include factors such as multi-industry applications for products, a strong position relative to competitors, new business alliances, the development or use of innovative technology, and/or financial strength.

         Third, the portfolio management team seeks growth at a reasonable price, refusing to overpay for a company's earnings growth. That's why so much of their time is spent examining a company's financials and researching its competitors, suppliers, and customers.

         RIGOROUS, DISPASSIONATE SELL DISCIPLINE

         The fast-paced technology sector compels investors to be open-minded and ready to scrutinize which companies are best -- on a daily basis. That objectivity is an important part of the team's management style. If a company or its stock indicates any fundamental weakening, the team will eliminate it. An investment concentrated in one area inevitably carries greater risk. In the evolving technology sector, proactive and diligent fundamental research is critical. While in-depth analysis guides stock selection, careful portfolio construction helps reduce volatility. In seeking to achieve more consistent performance, the management team pays close attention to sector, industry and individual stock diversification.

         INVESTMENT PROCESS

o Growth
  Positive fundamental surprises

o Quality
  Company strengths

o Price
  Reasonable relative valuations

                                    * * * * *

         Each Fund invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Fund's total assets. Of course, each Fund's holdings are subject to change.

Additional Investment Information
---------------------------------

         Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

         ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Trust, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

         POLICIES AND LIMITATIONS. Each Fund may invest up to 15% of its net assets in illiquid securities. Neuberger Berman FASCIANO Fund has no current intention of investing in illiquid securities.

         REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman INTERNATIONAL Fund, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman INTERNATIONAL Fund enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

         SECURITIES LOANS (ALL FUNDS). Each Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities to/through Neuberger Berman (as agent).

         POLICIES AND LIMITATIONS. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a

Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

         LEVERAGE (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

         POLICIES AND LIMITATIONS. Generally, the Fund does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

         FOREIGN SECURITIES (ALL FUNDS). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

         Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

         Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         The Funds may invest in ADRs, European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, a Fund (except Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, and Neuberger Berman TECHNOLOGY Funds) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, and Neuberger Berman TECHNOLOGY Funds may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman INTERNATIONAL Fund invests primarily in foreign securities.

         Investments in securities of foreign issuers are subject to each Fund's quality standards. Each Fund (except Neuberger Berman INTERNATIONAL Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND). The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

         POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

         When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value

(determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. Although Neuberger Berman TECHNOLOGY Fund will not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, the Fund may invest in companies in inter-related industries that may react similarly to economic or competitive pressures. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

         The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

         POLICIES AND LIMITATIONS. Neuberger Berman TECHNOLOGY Fund normally invests at least 80% of its net assets in technology securities. The Fund may not invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry.

     FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES
             AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

         FUTURES CONTRACTS AND OPTIONS THEREON (ALL FUNDS). Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

         Neuberger Berman INTERNATIONAL Fund may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

         Neuberger Berman INTERNATIONAL Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions Neuberger Berman INTERNATIONAL Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

         With respect to currency futures, Neuberger Berman INTERNATIONAL Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, Neuberger Berman INTERNATIONAL Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

         For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

         Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

         POLICIES AND LIMITATIONS. Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         Neuberger Berman INTERNATIONAL Fund may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (I.E., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

         Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         CALL OPTIONS ON SECURITIES (ALL FUNDS). Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman TECHNOLOGY Funds may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

         When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

         When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities. Each Fund may also write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

         A Fund would purchase a call option to offset a previously written call option. Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy. Neuberger Berman INTERNATIONAL Fund may purchase call options for hedging or non-hedging purposes.

         PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN GUARDIAN, NEUBERGER BERMAN INTERNATIONAL, NEUBERGER BERMAN MILLENNIUM, NEUBERGER BERMAN SOCIALLY RESPONSIVE, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may write and purchase put options on securities. Each of Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

         When Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, or Neuberger Berman TECHNOLOGY Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which put options may be written and purchased by Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, or Neuberger Berman TECHNOLOGY Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

         POLICIES AND LIMITATIONS. Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, and Neuberger Berman TECHNOLOGY Funds generally write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, Neuberger Berman INTERNATIONAL Fund also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman INTERNATIONAL Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman INTERNATIONAL Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

         The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman TECHNOLOGY Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

         A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman SOCIALLY RESPONSIVE, or Neuberger Berman TECHNOLOGY Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its Fund. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         POLICIES AND LIMITATIONS. Each Fund may use American-style options. Neuberger Berman INTERNATIONAL Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

         The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The use of put and call options by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         PUT AND CALL OPTIONS ON SECURITIES INDICES (ALL FUNDS). Neuberger Berman INTERNATIONAL Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

         For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         POLICIES AND LIMITATIONS. Neuberger Berman INTERNATIONAL Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

         For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

         FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Funds (other than Neuberger Berman INTERNATIONAL Fund) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

         Neuberger Berman INTERNATIONAL Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit, commonly referred to as the "Euro" ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, Neuberger Berman INTERNATIONAL Fund may invest in securities denominated in other currency baskets.

         POLICIES AND LIMITATIONS. The Funds (other than Neuberger Berman INTERNATIONAL Fund) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         Neuberger Berman INTERNATIONAL Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman INTERNATIONAL Fund may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

         OPTIONS ON FOREIGN CURRENCIES (ALL FUNDS). Each Fund may write and purchase covered call and put options on foreign currencies. Neuberger Berman INTERNATIONAL Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         POLICIES  AND  LIMITATIONS.   A  Fund  would  use  options  on  foreign
currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman INTERNATIONAL Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund. The use of options on currencies by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

         REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

         COVER FOR FINANCIAL INSTRUMENTS.

         Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover it potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

         Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets for cover or segregation could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

         POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

         Each Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         SHORT SALES (NEUBERGER BERMAN INTERNATIONAL FUND). Neuberger Berman INTERNATIONAL Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

         Neuberger Berman INTERNATIONAL Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         Neuberger Berman INTERNATIONAL Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in Neuberger Berman INTERNATIONAL Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

         POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         FIXED INCOME SECURITIES (ALL FUNDS). While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. Neuberger Berman CENTURY, Neuberger Berman FASCIANO, Neuberger Berman INTERNATIONAL, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds each may invest in corporate debt securities rated below investment grade.

         U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the "Government National Mortgage Association"), Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a

Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

         Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman PARTNERS or Neuberger Berman REGENCY Funds warrants exposure to the additional level of risk.

         POLICIES AND LIMITATIONS. Each Fund normally may invest up to 35% of its total assets in debt securities. Neuberger Berman CENTURY, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman INTERNATIONAL Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

         Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman MILLENNIUM Fund each will engage in an orderly disposition of the downgraded securities. Each other Fund (except Neuberger Berman INTERNATIONAL Fund) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman CENTURY, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds). NB Management will make a determination as to whether Neuberger Berman INTERNATIONAL Fund should dispose of the downgraded securities.

         There are no restrictions as to the ratings of debt securities Neuberger Berman FASCIANO Fund may acquire or the portion of its assets it may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

         COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB

Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

         POLICIES AND LIMITATIONS. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman INTERNATIONAL Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

         ZERO COUPON SECURITIES (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN MILLENNIUM, NEUBERGER BERMAN PARTNERS, NEUBERGER BERMAN REGENCY, NEUBERGER BERMAN SOCIALLY RESPONSIVE, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because each such Fund must distribute substantially all of its net income (including its accrued original issue discount) to its shareholders each year for income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         CONVERTIBLE SECURITIES (ALL FUNDS). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

         The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve their investment objectives.

         POLICIES AND LIMITATIONS. Neuberger Berman SOCIALLY RESPONSIVE Fund may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

         PREFERRED STOCK (ALL FUNDS). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         SWAP AGREEMENTS (NEUBERGER BERMAN CENTURY, NEUBERGER BERMAN INTERNATIONAL, AND NEUBERGER BERMAN TECHNOLOGY FUNDS). Each of these Funds may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each of Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, and Neuberger Berman TECHNOLOGY Funds will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

         JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL FUND). All of the Funds may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman INTERNATIONAL Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

         OTHER INVESTMENT COMPANIES (ALL FUNDS). Neuberger Berman INTERNATIONAL Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

         INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND). Neuberger Berman INTERNATIONAL Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

         In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

         Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Fund generally fall into two categories:

         AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

         LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

         The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith are the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

         Neuberger Berman, the Fund's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Fund. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

         WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

         ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

         PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

         PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

         WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

         CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

         Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the Fund manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

         The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

         In applying the information in the database to stock selection for the Fund, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

WEALTH MANAGEMENT SERVICES

PRIVATE ASSET MANAGEMENT - We specialize in sophisticated, customized money management for individuals, families and institutions, whether your account $500,000 or $100 million. Our Portfolio managers are experts in a wide range of investment styles, including alternative investment approaches. Client Consultants help you make the most of Neuberger Berman's resources.

NEUBERGER BERMAN TRUST COMPANIES - The Neuberger Berman Trust Companies help you build and protect your wealth across generations. We provide comprehensive family wealth planning through an integrated approach to tax planning, fiduciary services, investment policy design and oversight, for relationships of $2 million or more. For business owners we offer employee benefit plan ESOP design, as well as investment, administrative and trustee/executor services. For larger relationships, we also provide multi-manager custody and consolidated performance and risk management oversight and reporting.

EXECUTIVE MONETARY MANAGEMENT - Our wholly owned subsidiary, Executive Monetary Management, provides an objective, comprehensive and confidential approach to personal wealth management. For clients with substantial wealth, EMM acts as an independent advocate for the entirety of your financial affairs, identifying courses of action and seeking alternative solutions. EMM serves as your trusted gatekeeper advisor, simplifying the demands of wealth management.

MUTUAL FUNDS AND INSTITUTIONAL ACCOUNTS

NEUBERGER BERMAN MUTUAL FUNDS - Neuberger Berman was one of the first firms to offer no-load mutual funds, starting in 1950. Today our funds span asset classes, investment styles and capitalization ranges. They are available through, multiple sources, directly or through third parties.

FUND ADVISORY SERVICE - Our Fund Advisory Service (FAS) can help you put your financial house in order. Based on your input, FAS builds a diversified portfolio of mutual funds from a select group of managers with excellent track records and low fees. For investors with $100,000 to $500,000 to invest, FAS clients receive personalized, professional portfolio management at a reasonable price.

INSTITUTIONAL SEPARATE ACCOUNTS - For foundations, endowments, corporations and other institutions, we offer specialized investment management expertise. Our portfolio managers are industry veterans with a deep knowledge of the companies they invest in. Supporting them is a team of skilled research analysts, traders and staff, focused on delivering superior performance in the full spectrum of investment styles.

BROKER ADVISED PRODUCTS - Neuberger Berman offers both mutual funds and separately managed accounts through broker/consultant-advised programs. These programs offer comprehensive investment management services under a single fee structure. Our business partners include the world's leading brokerage firms.


PROFESSIONAL SECURITIES SERVICES

PRIME BROKERAGE AND CORRESPONDENT CLEARING SERVICES - Professional investors have come to Neuberger Berman for prime brokerage and correspondent clearing services since the early 1950s. Hedge funds, broker-dealers, registered investment advisors, and family offices enjoy an uncommon level of personalized, comprehensive support.

RESEARCH SALES - Neuberger Berman is known for its focused, unbiased research coupled with frequent company management meetings. We follow approximately 500 companies in nearly all significant sectors, providing clients with special insight.




                             PERFORMANCE INFORMATION

         Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

         Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

                              Average Annual Total Returns(1)
Investor Class                    Periods Ended 8/31/2001

                        ONE YEAR         FIVE YEARS          TEN YEARS        PERIOD FROM
                        --------         ----------          ---------        INCEPTION(2)
                                                                              ------------
CENTURY                 (51.60%)             N/A                N/A              (21.93%)
FASCIANO(3)               2.08%            10.20%              11.62%             13.05%
FOCUS                   (20.40%)           15.80%              15.85%             12.18%
GENESIS                  16.52%            15.40%              15.05%             14.29%
GUARDIAN                (13.36%)            7.15%              11.05%             12.34%
INTERNATIONAL           (25.71%)            5.83%               N/A               6.65%
MANHATTAN               (51.10%)            9.29%              10.20%             14.77%
MILLENNIUM              (48.32%)             N/A                N/A               26.94%
PARTNERS                 (9.68%)           10.34%              12.75%             16.12%
REGENCY                   4.81%              N/A                N/A               15.68%
SOCIALLY RESPONSIVE      (9.76%)            9.58%               N/A               11.49%
TECHNOLOGY              (70.24%)             N/A                N/A              (53.24%)

(1) Through December 15, 2000, the Investor Class of each of the Funds was a feeder fund in a master/feeder structure. Performance results prior to 12/16/00 represent the performance of each Investor Class Fund's predecessor feeder fund, which had an identical investment program and the same overall fees as the corresponding Investor Class Fund.

(2)      The inception dates of the Investor Class of each Fund were as follows:
         Neuberger Berman CENTURY Fund, 12/6/99; Neuberger Berman FASCIANO Fund 11/10/88 Neuberger Berman FOCUS Fund, 10/19/55; Neuberger Berman GENESIS Fund, 9/27/88; Neuberger Berman GUARDIAN Fund, 6/1/50; Neuberger Berman INTERNATIONAL Fund, 6/15/94; Neuberger Berman MANHATTAN Fund, 3/1/79; Neuberger Berman MILLENNIUM Fund, 10/20/98; Neuberger Berman PARTNERs Fund, 1/20/75; Neuberger Berman REGENCY Fund, 6/1/99; Neuberger Berman SOCIALLY RESPONSIVE Fund, 3/16/94; and Neuberger Berman TECHNOLOGY Fund, 5/1/00.

(3) Performance through 3/23/01 is that of the Fund's predecessor, Fasciano Fund, Inc.

                                Average Annual Total Returns(1)
Trust Class                         Periods Ended 8/31/2001

                        ONE YEAR         FIVE YEARS          TEN YEARS(2      PERIOD FROM
                        --------         ----------          ---------        INCEPTION(3)
                                                                              ------------
FOCUS                   (20.58%)           15.68%              16.11%             12.24%
GENESIS                  16.50%            15.37%              15.10%             14.33%
GUARDIAN                (13.47%)            7.05%              10.99%             12.33%
INTERNATIONAL           (25.43%)            6.31%               N/A               6.99%
MANHATTAN               (51.16%)            9.04%              10.07%             14.71%
MILLENNIUM              (48.45%)             N/A                N/A               26.82%
PARTNERS                 (9.81%)           10.23%              12.69%             16.09%
REGENCY                   4.77%              N/A                N/A               15.68%
SOCIALLY RESPONSIVE     (10.05%)            9.39%               N/A               11.36%


(1) Through December 15, 2000, each of the Funds was a feeder fund in a master/feeder structure. For the Trust Class of each Fund except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund, performance results shown for periods after August 1993 represent the performance of each Trust Class Fund's predecessor feeder fund, which had an identical investment program and the same overall fees as the corresponding Trust Class Fund. For Neuberger Berman INTERNATIONAL and Neuberger Berman SOCIALLY RESPONSIVE Funds, performance results shown for periods after June 1998 and March 1997, respectively, represent the performance of each Trust Class Fund's predecessor feeder fund.

(2) Performance shown for periods before August 1993 is that of the corresponding Investor Class of each Fund. Because the Investor Class of each Fund has moderately lower expenses, its performance should have been slightly better than the corresponding Trust Class would have had.

(3)      The  inception  dates of the Trust  Class of each Fund are as  follows:
         Neuberger Berman FOCUS Fund, 10/19/55; Neuberger Berman GENESIS Fund, 9/27/88, Neuberger Berman GUARDIAN Fund 6/1/50, Neuberger Berman INTERNATIONAL Fund, 6/15/94; Neuberger Berman MANHATTAN Fund, 3/1/79, Neuberger Berman MILLENNIUM Fund, 10/20/98, Neuberger Berman PARTNERs Fund, 1/20/75, Neuberger Berman REGENCY Fund, 6/1/99; and Neuberger Berman SOCIALLY RESPONSIVE Fund, 3/16/94.

                                      Average Annual Total Returns(1)
Investor Class                            Periods Ended 8/31/2001
                        ONE YEAR         FIVE YEARS          TEN YEARS(2)     PERIOD FROM
                        --------         ----------          ---------        INCEPTION(3)
                                                                              ------------
FOCUS                   (20.92%)           16.18%              16.04%                  12.22%
GENESIS                  16.18%            15.15%              14.93%                  14.20%
GUARDIAN                (13.74%)            6.46%              10.69%                  12.27%
MANHATTAN               (51.43%)            8.53%              9.82%                   14.60%
PARTNERS                (10.12%)            9.74%              12.45%                  16.00%


(1) Through December 15, 2000, each of the Funds was a feeder fund in a master/feeder structure. For the Advisor Class of each of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, and Neuberger Berman MANHATTAN Fund, performance results shown for periods after September 1996 represent the performance of each Advisor Class Fund's predecessor feeder fund, which had an identical investment program and the same overall fees as the corresponding Advisor Class Fund. For Neuberger Berman GENESIS and Neuberger Berman PARTNERS Funds, performance results shown for periods after April 1997 and August 1996, respectively, represent the performance of each Advisor Class Fund's predecessor feeder fund.

(2) Performance shown for periods before the Advisor Class began operations (SEE note 1) is that of the corresponding Investor Class of each Fund. Because the Investor Class of each Fund has moderately lower expenses, its performance should have been slightly better than the corresponding Advisor Class would have had.

(3)      The  inception  date of the Advisor  Class of each Fund are as follows:
         Neuberger Berman FOCUS Fund, 10/19/55; Neuberger Berman GENESIS Fund, 9/27/88; Neuberger Berman GUARDIAN Fund, 6/1/50; Neuberger Berman MANHATTAN Fund, 3/1/79; and Neuberger Berman PARTNERS Fund, 1/20/75.



                                      Average Annual Total Returns(1)
Investor Class                            Periods Ended 8/31/2001

                        ONE YEAR         FIVE YEARS          TEN YEARS(2)     PERIOD FROM
                        --------         ----------          ---------        INCEPTION(3)
                                                                              ------------

GENESIS                 16.87%             15.57%              15.14%             14.36%


(1) Through December 15, 2000, Neuberger Berman GENESIS Fund Institutional Class was a feeder fund in a master/feeder structure. Performance results shown after 7/1/99 are those of its predecessor feeder fund, which had an identical investment program and the same overall fees as Neuberger Berman GENESIS Fund Institutional Class.

(2) Performance shown for periods before 7/1/99 is that of the corresponding Investor Class. Because the Institutional Class of
         GENESIS Fund has lower expenses, its performance should have been better than the GENESIS Fund Investor Class would have had.

(3) The inception date of the Institutional Class of the Neuberger Berman GENESIS Fund was 9/27/88.

         Prior to January 5, 1989, the investment policies of Neuberger Berman FOCUS Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger Berman FOCUS Fund may be required, under applicable law, to include information reflecting performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.

         NB Management may from time to time waive a portion of its fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

Comparative Information
-----------------------

         From time to time each Fund's performance may be compared with:

                  (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                  (2) recognized stock and other indices, such as the S&P 500 Index, S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index, Russell 1000 Value Index, Russell 1000 Growth Index, Russell Midcap(R) Index, Russell Midcap Value Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $21 million to $3.0 billion, with an average of $522 million as of September 30, 2001. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.8 billion as of September 30, 2001. The

         Russell indexes measure the performance of all capitalization ranges across both growth and value investment styles. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Fund may invest in different types of securities from those included in some of the above indexes.

         Neuberger Berman SOCIALLY RESPONSIVE Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap Fund indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

         Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

         From time to time, information about a Fund's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Fund's diversification by asset type or, in the case of Neuberger Berman SOCIALLY RESPONSIVE Fund, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

         NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

         Investors who may find Neuberger Berman CENTURY, Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman PARTNERS, or Neuberger Berman REGENCY to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

         Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

         Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                           CERTAIN RISK CONSIDERATIONS

         Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.


                              TRUSTEES AND OFFICERS


         The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.



Information About the Board of Trustees
---------------------------------------

----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
                         POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
                         ------------                                           ---------      -------------------
NAME, AGE, AND          LENGTH OF TIME       PRINCIPAL OCCUPATION(S) (3)      PORTFOLIOS IN     HELD OUTSIDE FUND
---------------         ---------------      ---------------------------      --------------    -----------------
ADDRESS (1)                SERVED (2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
-----------                ----------                                          ------------     ------------------
                                                                               OVERSEEN BY
                                                                               -----------
                                                                                 TRUSTEE
                                                                                 -------
----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
John Cannon (71)            Trustee       Retired. Formerly, Chairman and           26         Independent Trustee or Director of
                             since        Chief Investment Officer of CDC                      three series of OppenheimerFunds:
                              1994        Capital Management (registered                       Limited Term New York Municipal Fund,
                                          investment adviser) (1993-Jan.                       Rochester Fund Municipals, and
                                          1999).                                               Oppenheimer Convertible Securities
                                                                                               Fund, 1992 to present.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Faith Colish (66)           Trustee       Attorney at Law and President,            26
                             since        Faith Colish, A Professional
                              1982        Corporation; 1980 to present.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Walter G. Ehlers (68)       Trustee       Consultant.                               26
                             since
                              1989



                                 58


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
                         POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
                         ------------                                           ---------      -------------------
NAME, AGE, AND          LENGTH OF TIME       PRINCIPAL OCCUPATION(S) (3)      PORTFOLIOS IN     HELD OUTSIDE FUND
---------------         ---------------      ---------------------------      --------------    -----------------
ADDRESS (1)                SERVED (2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
-----------                ----------                                          ------------     ------------------
                                                                               OVERSEEN BY
                                                                               -----------
                                                                                 TRUSTEE
                                                                                 -------
----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
C. Anne Harvey (63)         Trustee       Consultant, C. A. Harvey                  26
                             since        Associates, June 2001 to
                              1998        present; Member, Individual
                                          Investors Advisory Committee to
                                          the New York Stock Exchange
                                          Board of Directors, 1998 to
                                          present; Secretary, Board of
                                          Associates to The National
                                          Rehabilitation Hospital's Board
                                          of Directors; Director of
                                          American Association of Retired
                                          Persons (AARP), 1978 to December
                                          2000; Member, American Savings
                                          Education Council's Policy Board
                                          (ASEC), 1998-2000; Member,
                                          Executive Committee, Crime
                                          Prevention Coalition of America,
                                          1997-2000.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Barry Hirsch (68)           Trustee       Senior Vice President and                 26
                             since        General Counsel of Loews
                              1988        Corporation (diversified
                                          financial corporation).


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Robert A. Kavesh (74)       Trustee       Professor of Finance and                  26         Director, Delaware Labs, 1978 to
                             since        Economics at Stern School of                         present (cosmetics).
                              1986        Business, New York University.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Howard A. Mileaf (64)       Trustee       Retired.  Director, State                 26         Formerly, Director of Kevlin
                             since        Theatre of New Jersey                                Corporation (manufacturer of
                              1984        (not-for-profit theater), 2000                       microwave and other products).
                                          to present; Formerly, Vice
                                          President and Special Counsel to
                                          WHX Corporation (holding
                                          company); 1993 - 2001.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
John P. Rosenthal (69)      Trustee       Senior Vice President of Burnham          26         Formerly, Director, Cancer Treatment
                             since        Securities Inc. (a registered                        Holdings, Inc.
                              1985        broker-dealer) since 1991;
                                          Director, 92nd Street Y
                                          (non-profit), 1967 to present.


                                 59

----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
                         POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
                         ------------                                           ---------      -------------------
NAME, AGE, AND          LENGTH OF TIME       PRINCIPAL OCCUPATION(S) (3)      PORTFOLIOS IN     HELD OUTSIDE FUND
---------------         ---------------      ---------------------------      --------------    -----------------
ADDRESS (1)                SERVED (2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
-----------                ----------                                          ------------     ------------------
                                                                               OVERSEEN BY
                                                                               -----------
                                                                                 TRUSTEE
                                                                                 -------
----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
William E. Rulon (69)       Trustee       Retired. Senior Vice President            26         Director of Prandium, Inc. since
                             since        of Foodmaker. Inc. (operator and                     March 2001 (restaurants).
                              1986        Franchiser of Restaurants) until
                                          January 1997; Secretary of
                                          Foodmaker, Inc. until July 1996;
                                          Director,  Pro-Kids  Golf and Learning
                                          Academy,  1998 to present  (teach golf
                                          and   computer   usage  to  "at  risk"
                                          children).


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Cornelius T. Ryan (70)      Trustee       General Partner of Oxford                 26         Formerly, Director of Capital Cash
                             since        Partners and Oxford Bioscience                       Management Trust (money market fund)
                              1982        Partners (venture capital                            and Prime Cash Fund.
                                          partnerships) and President of
                                          Oxford Venture Corporation.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Tom Decker Seip (51)        Trustee       President and CEO of Westaff,             26         Director, H&R Block, Inc. (financial
                             since        Inc., May 2001 to present                            services company), May 2001 to
                              2000        (temporary staffing); General                        present; Director, General Magic
                                          Partner of Seip Investments LP                       (voice recognition software),
                                          (a private investment                                November 2001 to present; Director,
                                          partnership); Senior Executive                       Forward Management, Inc. (asset
                                          at the Charles Schwab                                management), 2001-present; Member of
                                          Corporation from 1983 to 1999;                       the Board of Directors of E-Finance
                                          including Chief Executive                            Corporation (credit decisioning
                                          Officer of Charles Schwab                            services), 1999 to present; Director,
                                          Investment Management, Inc. and                      Save-Daily.com (micro investing
                                          Trustee of Schwab Family of                          services), 1999 to present; Formerly,
                                          Funds and Schwab Investments                         Director of Offroad Capital Inc.
                                          from 1997 to 1998; Executive                         (pre-public internet commerce
                                          Vice President-Retail Brokerage                      company).
                                          for Charles Schwab Investment
                                          Management from 1994 to 1997.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------


                                 60


----------------------- ----------------- ---------------------------------- ----------------- ----------------------
                         POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
                         ------------                                           ---------      -------------------
NAME, AGE, AND          LENGTH OF TIME       PRINCIPAL OCCUPATION(S) (3)      PORTFOLIOS IN     HELD OUTSIDE FUND
---------------         ---------------      ---------------------------      --------------    -----------------
ADDRESS (1)                SERVED (2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
-----------                ----------                                          ------------     ------------------
                                                                               OVERSEEN BY
                                                                               -----------
                                                                                 TRUSTEE
                                                                                 -------
----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Gustave H. Shubert          Trustee       Senior Fellow/Corporate Advisor           26
(72)                         since        and Advisory Trustee of Rand (a
                              1989        non-profit public interest
                                          research institution) since
                                          1989; Honorary Member of the
                                          Board of Overseers of the
                                          Institute for Civil Justice, the
                                          Policy Advisory Committee of the
                                          Clinical Scholars Program at the
                                          University of California, the
                                          American Association for the
                                          Advancement of Science, the
                                          Council on Foreign Relations,
                                          and the Institute for Strategic
                                          Studies (London); advisor to the
                                          Program Evaluation and
                                          Methodology Division of the U.S.
                                          General Accounting Office;
                                          formerly Senior Vice President
                                          and Trustee of Rand.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Candace L. Straight         Trustee       Private investor and consultant           26
(54)                         since        specializing in the insurance
                             1983         industry;   Advisory   Director  of
                                          Securities   Capital   LLC  (a  global
                                          private   equity    investment    firm
                                          dedicated to making investments in the
                                          insurance sector).


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Peter P. Trapp (57)         Trustee       Regional Manager for Atlanta              26
                             since        Region, Ford Motor Credit
                             1984         Company  since August,  1997;  prior
                                          thereto,    President,    Ford    Life
                                          Insurance  Company,  April  1995 until
                                          August 1997.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Michael M. Kassen*       President and    Executive Vice President and              26         Executive Vice President, Chief
(48)                        Trustee       Chief Investment Officer of                          Investment Officer and Director of
                             since        Neuberger Berman since 1999;                         Neuberger Berman Inc. (holding
                              1991        Executive Vice President and                         company) since 1999; Chairman since
                                          Chief Financial Officer of NB                        May 2000 and Director of NB
                                          Management from November 1999 to                     Management since January 1996.
                                          March 2000; Vice President of NB
                                          Management from 1990 until 1999;
                                          Partner or Principal of
                                          Neuberger Berman from 1993.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------

                                 61

----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
                         POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
                         ------------                                           ---------      -------------------
NAME, AGE, AND          LENGTH OF TIME       PRINCIPAL OCCUPATION(S) (3)      PORTFOLIOS IN     HELD OUTSIDE FUND
---------------         ---------------      ---------------------------      --------------    -----------------
ADDRESS (1)                SERVED (2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
-----------                ----------                                          ------------     ------------------
                                                                               OVERSEEN BY
                                                                               -----------
                                                                                 TRUSTEE
                                                                                 -------
----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Edward I. O'Brien*          Trustee       Member, Investment Policy                 26         Director of Legg Mason, Inc.
(73)                         since        Committee, Edward Jones, 1993 -                      (financial services holding company),
                              1993        2001; President of the                               1993 to present; Director, Boston
                                          Securities Industry Association                      Financial Group (real estate and tax
                                          ("SIA") (securities industry's                       shelters) 1993-1999.
                                          representative in government
                                          relations and regulatory matters
                                          at the federal and state levels)
                                          from 1974 - 1992; Adviser to SIA
                                          from November 1992 -November
                                          1993.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------
Peter E. Sundman* (42)  Chairman of the   Executive Vice President of               26         Executive Vice President and Director
                          Board, Chief    Neuberger Berman since 1999;                         of Neuberger Berman Inc. (holding
                           Executive      Principal of Neuberger Berman                        company) since 1999; President and
                          Officer and     from 1997 until 1999; Senior                         Director of NB Management since 1999.
                            Trustee       Vice President of NB Management
                             since        from 1996 until 1999; Director
                              1999        of Institutional Services of NB
                                          Management from 1988 until 1996.


----------------------- ----------------- ---------------------------------- ----------------- ------------------------------------

    (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

    (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

Information About the Officers of the Trust
-------------------------------------------


Name, Age, and Address (1)                  Position and Length of Time                Principal Occupation(s) (3)
--------------------------                  ----------------------------               ---------------------------
                                                     Served(2)
                                                     ---------
Claudia A. Brandon (45)                         Secretary since 1986          Vice President-Mutual Fund Board Relations
                                                                              of NB Management since 2000; Employee of
                                                                              Neuberger Berman since 1999; Vice President
                                                                              of NB Management from 1986 to 1999;
                                                                              Secretary of two other mutual funds for
                                                                              which NB Management acts as investment
                                                                              manager and administrator.

Robert Conti (45)                            Vice President since 2000        Vice President of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Controller of NB Management
                                                                              until 1996; Treasurer of NB Management from
                                                                              1996 until 1999; Vice President of two other
                                                                              mutual funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Stacy Cooper-Shugrue (38)                  Assistant Secretary since 1991     Employee of Neuberger Berman since 1999;
                                                                              Assistant Vice President of NB Management
                                                                              from 1993 to 1999; Assistant Secretary of
                                                                              two other mutual funds for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

Barbara DiGiorgio (43)                     Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1993 to 1999; Assistant
                                                                              Treasurer since 1996 of two other mutual
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator.

Brian J. Gaffney (48)                        Vice President since 2000        Managing Director of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Vice President of NB Management
                                                                              from 1997 until 1999; Vice President of two
                                                                              other mutual funds for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2000.

Richard Russell (55)                     Treasurer and Principal Financial    Vice President of Neuberger Berman since
                                         and Accounting Officer since 1993    1999;  Vice  President of NB Management  from
                                                                              1993  until  1999;  Treasurer  and  Principal
                                                                              Financial and Accounting Officer of two other
                                                                              mutual funds for which NB Management  acts as
                                                                              investment manager and administrator.


                                                            63


Name, Age, and Address (1)                  Position and Length of Time                Principal Occupation(s) (3)
--------------------------                  ----------------------------               ---------------------------
                                                     Served(2)
                                                     ---------


Frederic B. Soule (54)                       Vice President since 2000        Vice President of Neuberger Berman since
                                                                              1999; Vice President of NB Management from
                                                                              1995 until 1999; Vice President of two other
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Celeste Wischerth (40)                     Assistant Treasurer since 1993     Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1994 to 1999; Assistant
                                                                              Treasurer since 1996 of two other mutual
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator.

--------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES

         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally the Funds' accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (c) to act as a liaison between the Funds' independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Gustave H. Shubert and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met three times.

         CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), Edward I. O'Brien and Gustave H. Shubert. During the fiscal year ended 8/31/01, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Fund Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip. During the fiscal year ended 8/31/01, the Committee did not hold an official meeting.

         EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). During the fiscal year ended 8/31/01, the Committee did not hold any meetings.

         NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Fund Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended 8/31/01, the Committee met two times.

         PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to the Funds and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Fund
Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met two times.

         PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom D. Seip and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met two times.

         The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/01
                          -----------------------------

                                                                           Total Compensation from
                                                 Aggregate               InvestmentCompanies in the
                                               Compensation                  Neuberger Berman
Name and Position With the Trust              From the Trust           Fund Complex Paid to Trustees
--------------------------------              --------------           -----------------------------
John Cannon                                      $16,768                            $63,750
Trustee
Faith Colish                                     $38,843                            $75,500
Trustee
Walter G. Ehlers                                 $16,768                            $55,500
Trustee
C. Anne Harvey                                   $16,768                            $56,000
Trustee
Barry Hirsch                                     $16,768                            $63,750
Trustee
Michael M. Kassen                                $0                                 $0
Trustee
Robert A. Kavesh                                 $16,768                            $59,250
Trustee
Howard A. Mileaf                                 $41,893                            $78,750
Trustee
Edward I. O'Brien                                $36,518                            $59,250
Trustee
John T. Patterson, Jr.*                          $9,500                             $9,500
Trustee
John P. Rosenthal                                $39,518                            $61,500
Trustee
William E. Rulon                                 $16,768                            $62,250
Trustee
Cornelius T. Ryan                                $42,518                            $65,250
Trustee
Tom Decker Seip                                  $24,768                            $46,750
Trustee

                                       66


                                                                           Total Compensation from
                                                 Aggregate               InvestmentCompanies in the
                                               Compensation                  Neuberger Berman
Name and Position With the Trust              From the Trust           Fund Complex Paid to Trustees
--------------------------------              --------------           -----------------------------
Gustave H. Shubert                               $41,018                            $63,750
Trustee
Candace L. Straight                              $13,595                            $69,500
Trustee
Peter E. Sundman                                 $0                                 $0
Trustee
Peter P. Trapp                                   $16,768                            $49,500
Trustee
*Deceased, September 26, 2000


         At December 11, 2001, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.



                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

         NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated December 16, 2000 ("Management Agreement").

         The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

         NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. One director of NB Management (who is also an officer of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and/or officer of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

         NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to four administration agreements with the Trust, one for each class, dated December 16, 2000 (each an "Administration Agreement"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

         Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third-party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third-party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

         From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

         For the Advisor Class, NB Management enters into administrative services agreements with Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

         Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

Management and Administration Fees
----------------------------------

         For investment management services, each Fund (except Neuberger Berman FASCIANO, GENESIS, MILLENNIUM, INTERNATIONAL and TECHNOLOGY Funds) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Neuberger Berman GENESIS Fund and Neuberger Berman MILLENNIUM Fund pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman INTERNATIONAL Fund pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million,

0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Neuberger Berman FASCIANO Fund and Neuberger Berman TECHNOLOGY Fund pay NB Management a management fee at an annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion

         For administrative services, the Investor Class of each Fund pays NB Management a fee at the annual rate of 0.26% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

         During the fiscal years ended August 31, 2001, 2000 and 1999, the Investor Class of each Fund accrued management and administration fees as follows:

                                                         MANAGEMENT AND ADMINISTRATION FEES
                                                              ACCRUED FOR FISCAL YEARS
INVESTOR CLASS                                                    ENDED AUGUST 31
                                         2001                        2000                           1999
                                         ----                        ----                           ----
CENTURY                              $220,896                   $178,122*                           N/A
FASCIANO
FOCUS                                $12,982,930                $11,557,516                     $10,300,241
GENESIS                              $8,297,120                 $7,107,528                      $9,893,532
GUARDIAN                             $15,963,334                $20,653,505                     $28,897,632
INTERNATIONAL                        $1,386,889                 $1,997,435                      $1,307,781
MANHATTAN                            $5,795,240                 $6,751,263                      $4,478,397
MILLENNIUM                           $1,867,593                 $2,491,722                      $296,853**
PARTNERS                             $13,853,025                $17,348,158                     $21,997,072
REGENCY                              $130,128                   $70,259                         $11,824***
SOCIALLY RESPONSIVE                  $775,157                   $891,800                        $863,071
TECHNOLOGY                           $178,222                   $55,671****                         N/A


* From December 6, 1999 (commencement of operations) to August 31, 2000.
** From October 20, 1998 (commencement of operations) to August 31, 1999. *** From June 1, 1999 (commencement of operations) to August 31, 1999.
**** From May 1, 2000 (commencement of operations) to August 31, 2000.

         For administrative services, the Trust and Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see "Distribution and Shareholder Services Plan", below.)

         During the fiscal years ended August 31, 2001, 2000 and 1999, the Trust Class of each Fund (and its predecessor feeder fund) accrued management and administration fees as follows:

                                                         MANAGEMENT AND ADMINISTRATION FEES
                                                              ACCRUED FOR FISCAL YEARS
TRUST CLASS                                                       ENDED AUGUST 31
                                         2001                        2000                           1999
                                         ----                        ----                           ----
FOCUS                                $3,637,866                 $2,139,521                      $2,063,717
GENESIS                              $12,344,770                $6,929,724                      $8,235,517
GUARDIAN                             $6,949,440                 $9,634,906                      $12,732,406
INTERNATIONAL                        $32,909                    $47,831                         $26,186
MANHATTAN                            $645,157                   $851,534                        $480,941
MILLENNIUM                           $138,026                   $145,269                        $12,525*
PARTNERS                             $4,601,810                 $5,936,239                      $7,492,692
REGENCY                              $246,611                   $212,513                        $532**
SOCIALLY RESPONSIVE                  $272,190                   $250,183                        $183,688

* From November 4, 1998 (commencement of operations) to August 31, 1999.
** From June 10, 1999 (commencement of operations) to August 31, 1999.

         During the fiscal years ended August 31, 2001, 2000 and 1999, the Advisor Class of each Fund (and its predecessor feeder fund) accrued management and administration fees as follows:

                                                         MANAGEMENT AND ADMINISTRATION FEES
                                                              ACCRUED FOR FISCAL YEARS
ADVISOR CLASS                                                     ENDED AUGUST 31
                                         2001                        2000                           1999
                                         ----                        ----                           ----
FOCUS                                $166,690                   $47,736                         $13,659
GENESIS                              $1,406,975                 $973,066                        $643,622
GUARDIAN                             $215,459                   $219,188                        $201,255
MANHATTAN                            $38,262                    $34,543                         $4,849
PARTNERS                             $420,922                   $489,344                        $516,328


         For administrative services, the Institutional Class of GENESIS Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point. During the fiscal year ended August 31, 2001 the Institutional Class of GENESIS Fund accrued $2,495,746 in management and administration fees.

WAIVERS AND REIMBURSEMENTS

INVESTOR CLASS

         NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman International Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.70% per annum of INTERNATIONAL Investor Class' average daily net assets. This undertaking lasts until December 31, 2004. INTERNATIONAL Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.70% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Prior to December 17, 2001, NB Management had voluntarily undertaken to reimburse the Investor Class of Neuberger Berman INTERNATIONAL Fund for its total operating expenses that exceeded 1.70% per annum of INTERNATIONAL Investor Class' average daily net assets. INTERNATIONAL Fund Investor Class in turn agreed to repay NB Management through December 31, 1998 for excess total operating expenses that NB Management reimbursed to it through December 31, 1996, so long as its total operating expenses did not exceed the above expense limitation. During the fiscal years ended August 31, 2000 and 1999,

INTERNATIONAL Fund Investor Class repaid NB Management $0, and $20,095, respectively, of expenses that NB Management reimbursed to it through December 31, 1996.

         NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of MILLENNIUM Investor Class' average daily net assets. This undertaking lasts until December 31, 2004. MILLENNIUM Fund Investor Class has contractually undertaken to reimburse NB
Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.75% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Prior to December 17, 2001, NB Management had voluntarily undertaken to reimburse the Investor Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses which exceeded 1.75% of MILLENNIUM Investor Class' average daily net assets. MILLENNIUM Fund Investor Class in turn agreed to repay NB Management through December 31, 2000, for the excess total operating expenses that NB Management reimbursed to it through December 31, 1999, so long as the Class' total operating expenses did not exceed the above expense limitation. During the fiscal year ended August 31, 2000, MILLENNIUM Investor Class repaid NB Management $102,478 of expenses that NB Management reimbursed to the Fund through December 31, 1999. As of August 31, 2000, MILLENNIUM Investor Class has repaid NB Management for all such expenses.

         NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman REGENCY Fund for its total operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of REGENCY Investor Class' average daily net assets. This undertaking lasts until December 31, 2011. REGENCY Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman CENTURY Fund for its total operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of CENTURY Investor Class' average daily net assets. This undertaking lasts until December 31, 2011. CENTURY Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman TECHNOLOGY Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 2.00% per annum of TECHNOLOGY Investor Class' average daily net assets. This undertaking lasts until December 31, 2011. TECHNOLOGY Fund Investor Class has contractually undertaken to reimburse NB
Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 2.00% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

                                                AMOUNT OF TOTAL OPERATING EXPENSES
INVESTOR CLASS                                     REIMBURSED BY NB MANAGEMENT
                                                 FOR FISCAL YEARS ENDED AUGUST 31


FUND                                     2001               2000                   1999
----                                     ----               ----                   ----
CENTURY                                  $82,116            $56,499*               N/A
FASCIANO                                 $0                 $0                     $0
FOCUS                                    $0                 $0                     $0
GENESIS                                  $0                 $0                     $0
GUARDIAN                                 $0                 $0                     $0
INTERNATIONAL                            $0                 $0                     $20,095
MANHATTAN                                $0                 $0                     $0
MILLENNIUM                               $0                 $0                     $102,478**
PARTNERS                                 $0                 $0                     $0
REGENCY                                  $17,056            $62,715                $100,634***
SOCIALLY RESPONSIVE                      $0                 $0                     $0
TECHNOLOGY                               $96,169            $96,162****            N/A

--------------------------------------------------------------------------------

*From December 6, 1999 (commencement of operations) to August 31, 2000. ** From October 20, 1998 (commencement of operations) to August 31, 1999. ***From June 10, 1999 (commencement of operations) to August 31, 1999. **** From May 1, 2000 (commencement of operations) to August 31, 2000.

Trust Class
-----------

         NB Management has contractually undertaken to reimburse the Trust Class of each of Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman PARTNERS Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund so that the total operating expenses of each Trust Class are limited to 1.50% of average net assets. This undertaking lasts until December 31, 2004. The Trust Class of each of Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman PARTNERS Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman INTERNATIONAL Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 2.00% per annum of INTERNATIONAL Trust Class' average daily net assets. This undertaking lasts until December 31, 2011. INTERNATIONAL Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 2.00% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of MILLENNIUM Trust Class' average daily net assets. This undertaking lasts until December 31, 2013. MILLENNIUM Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.75% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

                  NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman REGENCY Fund so that the total operating expenses of each Trust Class are limited to 1.50% of average net assets. This undertaking lasts until December 31, 2011. The Trust Class of Neuberger Berman REGENCY Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.


                                                              Amount of Total Operating Expenses
TRUST CLASS                                                      Reimbursed by NB Management
                                                               for Fiscal Years Ended August 31
FUND                                     2001               2000                         1999
----                                     ----               ----                         ----
FOCUS                                    $0                 $29,362                      $58,587
GENESIS                                  $0                 $0                           $0
GUARDIAN                                 $0                 $0                           $0
INTERNATIONAL                            $87,754            $103,947                     $89,443
MANHATTAN                                $0                 $55,928                      $37,105
MILLENNIUM                               $39,748            $42,558                      $115,640*
PARTNERS                                 $0                 $0                           $0
REGENCY                                  $68,587            $55,331                      $72,144**
SOCIALLY RESPONSIVE                      $37,011            $115,370                     $101,048

-------------------------------------------------------------------------------------------------------------

* From November 4, 1998 (commencement of operations) to August 31, 1999. **From June 10, 1999 (commencement of operations) to August 31, 1999.


ADVISOR CLASS
-------------

         Until December 31, 2013, NB Management has contractually undertaken to reimburse the Advisor Class of each Fund for its total operating expenses which exceed 1.50% per annum of the Advisor Class' average net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses). The Advisor Class of each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.50% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         The table below shows the amounts reimbursed by NB Management pursuant to these arrangements:


                                                    Amount of Total Operating Expenses
                                                        Reimbursed by NB Management
ADVISOR CLASS                                        for Fiscal Years Ended August 31
FUND                               2001                             2000                            1999
----                               ----                             ----                            ----
FOCUS                               $0                            $75,274                         $85,679
GENESIS                             $0                            $73,105                         $73,117
GUARDIAN                            $0                               $0                           $13,221
MANHATTAN                         $46,059                         $78,337                         $96,084
PARTNERS                            $0                               $0                              $0


Institutional Class
-------------------

         NB Management has contractually undertaken to reimburse GENESIS Fund Institutional Class for its total operating expenses (other than interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% of GENESIS Fund Institutional Class' average daily net assets. This undertaking lasts until December 31, 2013. GENESIS Fund Institutional Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.85% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         During the fiscal years ended August 31, 2001, 2000 and 1999, the amount of total operating expenses reimbursed by NB Management to GENESIS Institutional Class amounted to $174,673, $263,954 and $118,939, respectively.

All Classes
-----------

         The Management Agreement continues until June 30, 2002. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management ("Independent Fund Trustees") and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until June 30, 2002. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

         The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-adviser
-----------

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated December 16, 2000 ("Sub-Advisory Agreement").

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

         The Sub-Advisory Agreement continues until June 30, 2002 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-advisory Agreements
-----------------------------------------------------------------

         In approving the Management and Sub-Advisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

         With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management's resources and responsiveness with respect to Funds that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that NB Management provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Funds. The Board considered NB Management or Neuberger

Berman's use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Funds from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

         With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of NB Management and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that each Fund's fee structure provides for a reduction of payments resulting from economies of scale, and NB Management's recent offer to provide additional reductions for certain Funds. The Board also considered the voluntary and contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management's profit or loss on each Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

         These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

Investment Companies Managed
----------------------------

         As of September 30, 2001, the investment companies managed by NB Management had aggregate net assets of approximately $16 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                          September 30, 2001
----                                                          ------------------

Neuberger Berman Cash Reserves....................................$1,126,707,080

Neuberger Berman Government Money Fund..............................$663,419,036

Neuberger Berman High Yield Bond Fund................................$15,672,459

Neuberger Berman Institutional Cash Fund .........................$1,780,748,887

Neuberger Berman Limited Maturity Bond Fund.........................$238,459,585

Neuberger Berman Municipal Money Fund...............................$418,032,396

Neuberger Berman Municipal Securities Trust..........................$31,872,678

Neuberger Berman Century Fund........................................$16,053,542

Neuberger Berman Fasciano Fund......................................$175,173,205

Neuberger Berman Focus Fund.......................................$1,640,228,040

Neuberger Berman Genesis Fund.....................................$2,745,544,191

Neuberger Berman Guardian Fund....................................$2,357,619,006

Neuberger Berman International Fund..................................$91,573,132

Neuberger Berman Manhattan Fund.....................................$451,370,004

Neuberger Berman Millennium Fund....................................$102,981,242

Neuberger Berman Partners Fund....................................$1,933,604,608

Neuberger Berman Regency Fund........................................$34,060,220

Neuberger Berman Socially Responsive Fund...........................$106,480,964

Neuberger Berman Technology Fund......................................$8,465,638

Advisers Management Trust.........................................$1,976,800,726

         The investment decisions concerning the Funds and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

         There  may be  occasions  when a Fund  and one or more of the  Other NB
Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODE OF ETHICS

         The Funds, NB Management and Neuberger Berman have policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund.

Management and Control of Nb Management and Neuberger Berman
------------------------------------------------------------

         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

         The officers and employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph
F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice
President;  Peter B.  Phelan,  Senior Vice  President;  David Root,  Senior Vice
President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.

         Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.


                            DISTRIBUTION ARRANGEMENTS

         Each Fund offers one class of shares, known as Investor Class shares. Neuberger Berman FOCUS, Neuberger Berman GENESIS, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS and Neuberger Berman SOCIALLY RESPONSIVE Funds offer a second class of shares, known as Trust Class shares. Neuberger Berman FOCUS, Neuberger Berman GENESIS, Neuberger Berman GUARDIAN, Neuberger Berman MANHATTAN, and Neuberger Berman PARTNERS Funds also offer a third class of shares, known as Advisor Class shares. Neuberger Berman GENESIS Fund offers a fourth class of shares, known as Institutional Class shares.

Distributor
-----------

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class, Advisor Class, and Institutional Class are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

         In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class and Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

         For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

         From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

         The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class and the Trust Class of each fund (except the Trust Class of Neuberger Berman GENESIS, Neuberger Berman MANHATTAN and Neuberger Berman INTERNATIONAL Funds, as to which there is a Distribution Agreement) ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2002. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Distribution Agreement (Trust Class Only)
----------------------

         The Plan  provides  that the Trust  Class of  Neuberger  Berman  FOCUS,
Neuberger Berman GUARDIAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

         The table below sets forth the amount of fees accrued for the funds indicated below:

TRUST CLASS                                  PERIOD ENDED AUGUST 31,
FUND                                     2001                       2000
----                                     ----                       ----
FOCUS                                    $418,315                   $182,837
GUARDIAN                                 $591,616                   $0
MILLENNIUM                               $11,062                    $8,733
PARTNERS                                 $401,647                   $0
REGENCY                                  $26,075                    $21,728
SOCIALLY RESPONSIVE                      $28,646                    $19,668

Distribution Agreement (Advisor Class Only)
-------------------------------------------

         The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's plan complies with these rules.

         The table below sets forth the amount of fees accrued for the funds indicated below:

ADVISOR CLASS                     PERIOD ENDED AUGUST 31,
FUND                  2001                2000                  1999
----                  ----                ----                  ----
FOCUS                 $47,880             $13,494               $3,488
GENESIS               $320,734            $215,959              $141,456
GUARDIAN              $63,338             $64,380               $59,598
MANHATTAN             $10,440             $9,148                $1,011
PARTNERS              $121,719            $142,627              $151,403


         Each Plan requires that NBMI provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

         Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

         The Plans continue until June 30, 2002. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value (All Classes)
--------------------------------

         Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         Each Fund (except Neuberger Berman INTERNATIONAL Fund) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on the Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. These Funds value all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

         Neuberger Berman INTERNATIONAL Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of the Trust believe accurately reflects fair value.

         Neuberger Berman INTERNATIONAL Fund's securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman INTERNATIONAL Fund may be significantly affected on days when shareholders have no access to that Fund.

         If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

Automatic Investing and Dollar Cost Averaging
---------------------------------------------

         Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

         Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION

         As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," each funds' Investor Class shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met. An Institution may exchange any Fund's Advisor Class, Trust Class or Institutional Class shares for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution.

EQUITY FUNDS
-----------
    Neuberger Berman  Century  Fund     Invests  mainly  in  common  stocks  of
                                         large-capitalization   companies.   The
                                         manager  seeks  to buy  companies  with
                                         strong    earnings   growth   and   the
                                         potential for higher  earnings,  priced
                                         at attractive  levels relative to their
                                         growth rates.

    Neuberger Berman Fasciano Fund       Seeks  long-term  capital  growth.  The
                                         portfolio  manager  also may consider a
                                         company's potential for income prior to
                                         selecting  it for the  Fund.  The  Fund
                                         will  invest  primarily  in the  common
                                         stocks of smaller companies i.e., those
                                         with  market  capitalizations  of  less
                                         than $1.5  billion at the time the Fund
                                         first  invests  in them.  In  selecting
                                         companies  that  the  manager  believes
                                         will  appreciate in price,  the manager
                                         will   invest   the  Fund  in   smaller
                                         companies  that are  under-followed  by
                                         major Wall Street  brokerage houses and
                                         large asset management firms.

    Neuberger Berman   Focus  Fund       Invests  principally  in common  stocks
                                         selected from 13 multi-industry sectors
                                         of the economy.  To maximize  potential
                                         return,  the Fund normally makes 90% or
                                         more  of its  investments  in not  more
                                         than  six   sectors   of  the   economy
                                         believed  by the  Fund  managers  to be
                                         undervalued.

    Neuberger Berman  Genesis  Fund      Invests    primarily   in   stocks   of
                                         companies     with     small     market
                                         capitalizations  (up to $1.5 billion at
                                         the  time  of the  Fund's  investment).
                                         Fund managers seek to buy the stocks of
                                         strong  companies  with  a  history  of
                                         solid    performance   and   a   proven
                                         management  team,  which are selling at
                                         attractive prices.

    Neuberger Berman Guardian Fund       A growth and income  fund that  invests
                                         primarily  in  stocks  of  established,
                                         high-quality  companies  that  are  not
                                         well  followed  on Wall  Street  or are
                                         temporarily out of favor.

    Neuberger Berman  International      Seeks long-term capital appreciation by
    Fund                                 investing  primarily in foreign  stocks
                                         of   any   capitalization,    both   in
                                         developed  economies  and  in  emerging
                                         markets. Fund manager seeks undervalued
                                         companies  in  countries   with  strong
                                         potential for growth.

    Neuberger Berman Manhattan Fund      Invests in securities  believed to have
                                         the  maximum  potential  for  long-term
                                         capital  appreciation.   Fund  managers
                                         seek  stocks  of  companies   that  are
                                         projected  to  grow  at   above-average
                                         rates and that  appear to the  managers
                                         poised  for  a  period  of  accelerated
                                         earnings.

    Neuberger Berman Millennium Fund     Seeks  long-term  growth of  capital by
                                         investing primarily in common stocks of
                                         small-capitalization  companies,  which
                                         it defines as those with a total market
                                         value of no more than $1.5  billion  at
                                         the  time of  initial  investment.  The
                                         Fund co-managers take a growth approach
                                         to  stock  selection,  looking  for new
                                         companies that are in the developmental
                                         stage as well as older  companies  that
                                         appear  poised to grow  because  of new
                                         products,    markets   or   management.
                                         Factors in identifying  these firms may
                                         include  financial  strength,  a strong
                                         position  relative to competitors and a
                                         stock price that is reasonable relative
                                         to its growth rate.

    Neuberger Berman                     Seeks   capital   growth   through   an
    Partners Fund                        approach  that is  intended to increase
                                         capital with reasonable  risk. The Fund
                                         manager looks at fundamentals, focusing
                                         particularly  on cash  flow,  return on
                                         capital, and asset values.

    Neuberger Berman                     Seeks  long-term  growth of  capital by
    Regency Fund                         investing primarily in common stocks of
                                         mid-capitalization  companies which the
                                         manager     believes     have     solid
                                         fundamentals.

    Neuberger Berman                     Seeks long-term capital appreciation by
    Socially Responsive Fund             investing  in  common  stocks  of  Fund
                                         companies  that meet both financial and
                                         social criteria.

    Neuberger  Berman                    Seeks   long-term   capital  growth  by
    Technology  Fund                     investing   in   the   stocks   dynamic
                                         technology and  tech-related  companies
                                         of all sizes.
INCOME FUNDS
------------
    Neuberger Berman                     A money market fund seeking the highest
    Cash Reserves                        current income consistent with   safety
                                         and  liquidity.  The  Fund  invests  in
                                         high-quality money market  instruments.
                                         It  seeks  to   maintain   a   constant
                                         purchase and redemption price of $1.00.

INCOME FUNDS
------------
    Neuberger Berman                     A U.S.  Government  money  market  fund
    Government Money Fund                seeking  maximum  safety and  liquidity
                                         and  the  highest   available   current
                                         income.  The Fund invests in securities
                                         issued or guaranteed as to principal or
                                         interest  by the U.S.  Government,  its
                                         agencies  and   instrumentalities   and
                                         repurchase     agreements    on    such
                                         securities.  It  seeks  to  maintain  a
                                         constant  purchase and redemption price
                                         of $1.00.


    Neuberger   Berman                   In  seeking  its   objective   of  high
    High Yield Bond Fund                 current   income   and,    secondarily,
                                         capital   growth,   the  fund   invests
                                         primarily    in    lower-rated     debt
                                         securities. The Fund may also invest in
                                         investment grade  income-producing  and
                                         non-income  producing  debt and  equity
                                         securities.


    Neuberger Berman                     Seeks  the   highest   current   income
    Limited Maturity Bond Fund           consistent  with low risk to  principal
                                         and liquidity and,  secondarily,  total
                                         return.   The  Fund   invests  in  debt
                                         securities, primarily investment grade;
                                         maximum 10% below investment grade, but
                                         no  lower  than  B.*/  Maximum  average
                                         duration of four years.


MUNICIPAL FUNDS
---------------
    Neuberger Berman                     A money market fund seeking the maximum
    Municipal Money Fund                 current   income  exempt  from  federal
                                         income tax,  consistent with safety and
                                         liquidity.    The   Fund   invests   in
                                         high-quality,    short-term   municipal
                                         securities.  It  seeks  to  maintain  a
                                         constant  purchase and redemption price
                                         of $1.00.


    Neuberger Berman  Municipal          Seeks high  current  tax-exempt  income
    Securities  Trust                    with  low  risk to  principal,  limited
                                         price  fluctuation,  and liquidity and,
                                         secondarily,  total  return.  The  Fund
                                         invests in investment  grade  municipal
                                         securities   with  a  maximum   average
                                         duration of 10 years.


         */ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

         Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

         There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, or Neuberger Berman MUNICIPAL MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

         Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future.Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made.

         Each of the Funds, except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman TECHNOLOGY Fund, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman International Fund and Neuberger Berman Technology Fund charge shareholders a redemption fee on exchanges of Fund shares held 180 days or less, each of these Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

         o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

         o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

         The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

         Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Timing of capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. A Fund's net investment income consists of all income accrued on Fund assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

         Each Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that Neuberger Berman GUARDIAN Fund distributes substantially all of its net investment income, if any, near the end of each calendar quarter.

         Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check, through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

         A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

         Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

         To continue to qualify for treatment as a RIC under the Code, each Fund
- which is treated  as a  separate  corporation  for  federal  income tax - must distribute  to its  shareholders  for  each  taxable  year at  least  90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

         Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

         Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         If more than 50% of the value of Neuberger Berman INTERNATIONAL Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

         A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Each Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

         The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derived with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

         Exchange-traded futures contracts, certain foreign currency contracts, and "nonequity" options (I.E., certain listed options such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

         If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Each  of  Neuberger  Berman  CENTURY,   Neuberger  Berman   MILLENNIUM,
Neuberger Berman PARTNERS, Neuberger Berman REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Funds may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Funds' Shareholders
-----------------------------------

         If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

         Each Fund is required to withhold 30.5% through the end of 2001, and 30% during 2002, of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at those rates also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

         As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                                FUND TRANSACTIONS

         Neuberger Berman acts as principal broker for each Fund (except Neuberger Berman INTERNATIONAL Fund) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman may act as broker for Neuberger Berman INTERNATIONAL Fund. A substantial portion of the Fund transactions of Neuberger Berman GENESIS, Neuberger Berman MILLENNIUM and Neuberger Berman TECHNOLOGY Funds involves securities traded on the OTC market; those Funds purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

         During the fiscal year ended August 31, 1999, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $1,155,067, of which $495,351 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $798,617, of which $198,979, was paid to Neuberger Berman.2

         During the fiscal year ended August 31, 2001, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $960,147, of which $311,609 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 33.29% of the aggregate dollar amount of transactions

-------------------
2 Through December 15, 2000, each of the Funds was a feeder fund in a master-feeder structure. The amounts described in this section as having been paid by each Fund prior to 12/16/00 were actually paid by its corresponding master fund.

involving the payment of commissions, and 32.45% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 96.54% of the $648,538 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $477,696,943) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): American Express Credit Corp, Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $22,304,117.

         During the fiscal year ended August 31, 1999, Neuberger Berman GENESIS Fund paid brokerage commissions of $2,150,168, of which $1,034,712 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman GENESIS Fund paid brokerage commissions of $1,645,632, of which $680,912 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman GENESIS Fund paid brokerage commissions of $1,612,569, of which $618,211 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 39.35% of the aggregate dollar amount of transactions involving the payment of commissions, and 38.34% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 92.81% of the $994,358 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $540,398,411) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $184,698,055.

         During the fiscal year ended August 31, 1999, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,972,390, of which $938,860 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,669,792, of which $894,851 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,879,356, of which $939,891 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 47.74% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.01% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 96.66% of the $939,465 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $638,601,214) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., Neuberger Berman, LLC, and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: J.P. Morgan

Securities Inc., $139,779,380; Morgan Stanley Dean Witter & Co., $102,378,650; Merrill Lynch, Pierce, Fenner & Smith Inc., $55,728,000; Neuberger Berman, LLC, $13,928,428.

         During the fiscal year ended August 31, 1999, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $10,793,418, of which $3,975,341 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $9,118,606, of which $5,140,444 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $6,442,406, of which $3,556,464 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 55.68% of the aggregate dollar amount of transactions involving the payment of commissions, and 55.20% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 82.29% of the $2,885,942 paid to other brokers by that Fund during that fiscal year
(representing commissions on transactions involving approximately $1,845,216,899) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Goldman Sachs & Co., J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $306,775,160; J.P. Morgan Securities Inc., $61,310,340; Morgan Stanley Dean Witter & Co., $18,960,590.

         During the fiscal year ended August 31, 1999, Neuberger Berman PARTNERS Fund paid brokerage commissions of $14,228,430, of which $7,694,359 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman PARTNERS Fund paid brokerage commissions of $7,100,372, of which $3,901,435 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman PARTNERS Fund paid brokerage commissions of $4,585,235 of which $2,883,975 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 63.14% of the aggregate dollar amount of transactions involving the payment of commissions, and 62.90% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 90.17% of the $1,701,260 paid to other brokers by that Fund during that fiscal year
(representing commissions on transactions involving approximately $1,216,754,031) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, J.P. Morgan Securities Inc., Morgan Stanley Dean Witter & Co., and Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: J.P. Morgan Securities Inc., $43,278,930; Morgan Stanley Dean Witter & Co., $38,278,625; Neuberger Berman, LLC, $29,664,378; American Express Credit Corp, $21,149,049.

         During the fiscal year ended August 31, 1999, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $485,040, of which $329,666 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000,
Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $372,434, of which $261,387 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $238,503, of which $184,342 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 82.87% of the aggregate dollar amount of transactions involving the payment of commissions, and 77.29% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 97.69% of the $54,161 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $27,613,312) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: J.P. Morgan Securities Inc., Morgan Stanley Dean Witter & Co., Neuberger Berman, LLC, and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: State Street Bank and Trust Company, $4,382,000; J.P. Morgan Securities Inc., $2,616,160.

         During the fiscal year ended August 31, 1999, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $717,488, of which $5,632 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $590,623, of which $0 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $363,450, of which $0 was paid to Neuberger Berman. Transactions in which the Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 96.40% of the $363,450 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $145,653,378) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Dean Witter & Co., Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $12,156,182.

         During the fiscal year ended August 31, 1999, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $50,656, of which $28,188 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $138,337, of which $57,703 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $230,737, of which $68,037 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 28.47% of the aggregate dollar amount of transactions involving the payment of commissions, and 29.49% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 92.54% of the $162,700 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $75,801,424) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust

Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $2,029,981.

         During the fiscal year ended August 31, 1999, Neuberger Berman REGENCY Fund paid brokerage commissions of $17,045, of which $15,488 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman REGENCY Fund paid brokerage commissions of $192,261, of which $88,526 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman REGENCY Fund paid brokerage commissions of $275,142, of which $128,360 was paid to
Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 49.65% of the aggregate dollar amount of transactions involving the payment of commissions, and 46.65% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 97.13% of the $146,782 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $89,433,921) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: Bear, Stearns & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Inc., Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $1,742,575.

         During the fiscal year ended August 31, 2000, Neuberger Berman CENTURY Fund paid brokerage commissions of $28,952, of which $20,706 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman CENTURY Fund paid brokerage commissions of $31,609, of which $24,956 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 79.47% of the aggregate dollar amount of transactions involving the payment of commissions, and 78.95% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 83.80% of the $6,653 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $5,110,833) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: Goldman Sachs & Co., J.P. Morgan Securities Inc., Neuberger Berman, LLC, State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $355,454; Goldman Sachs & Co., $280,350.

         During the fiscal year ended August 31, 2000, Neuberger Berman TECHNOLOGY Fund paid brokerage commissions of $2,849, of which $2,230 was paid to Neuberger Berman.

         During the fiscal year ended August 31, 2001, Neuberger Berman TECHNOLOGY Fund paid brokerage commissions of $20,363, of which $14,532 was paid to Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 73.44% of the aggregate dollar amount of transactions involving the payment of commissions, and 71.37% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 89.92% of the $5,831 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $4,139,709) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Neuberger Berman, LLC, State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $567,607.

         During the fiscal year ended June 30, 1999 and 2000 and the fiscal periods from July 1, 2001 through March 23, 2001, the Neuberger Berman FASCIANO Fund's predecessor, Fasciano Fund, Inc. paid brokerage commissions of $292,464, $263,820 and $51,259, respectively. During the fiscal period from March 24, 2001 through June 30, 2001, the Fund paid brokerage commissions of $19,360 of which $4,500 was paid to Neuberger Berman. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds:
Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $9,396,699.

         Insofar as Fund transactions of Neuberger Berman PARTNERS Fund result from active management of equity securities, and insofar as Fund transactions of Neuberger Berman MANHATTAN Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including
Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         Fund securities may, from time to time, be loaned by a Fund to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Fund in order to re-lend them to others, Neuberger Berman may be required to pay that Fund, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Fund has indicated a willingness to lend, Neuberger Berman must borrow such security from that Fund, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Fund. If, in any month, a Fund's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Fund for such loss. None in the last three fiscal years.

         In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger Berman as a broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Fund to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman must be (1) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

         A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Funds and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

         To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews information about each agency cross-trade that the Funds participate in.

         Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

         In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

         A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

         Kent C. Simons; Kevin L. Risen and Allan R. White III; Judith M. Vale and Robert W. D'Alelio; Valerie Chang and Benjamin E. Segal; Jennifer K. Silver and Brooke A. Cobb; Michael F. Malouf and Jennifer K. Silver; S. Basu Mullick; Robert I. Gendelman; Janet W. Prindle; and Brooke A. Cobb, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman GENESIS, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REGENCY, Neuberger Berman SOCIALLY RESPONSIVE and Neuberger Berman CENTURY Funds, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms.
Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Dyott, each of whom is a Vice President of NB Management, and in the case of Mr. Ladd, also a Managing Director of Neuberger Berman, will assume responsibility for Neuberger Berman SOCIALLY RESPONSIVE Fund. Neuberger Berman TECHNOLOGY Fund is managed by a team of investment professionals led by Jennifer
K. Silver.

Portfolio Turnover
------------------

         A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.


                             REPORTS TO SHAREHOLDERS

         Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

         Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

         Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman CENTURY, Neuberger Berman FASCIANO, Neuberger Berman REGENCY, and Neuberger Berman TECHNOLOGY Funds) was "Neuberger & Berman."

         DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

         SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

         CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

         OTHER. Because Fund Advisor Class, Trust Class and Institutional Class shares can be bought, owed and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.


                          CUSTODIAN AND TRANSFER AGENT

         Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                              INDEPENDENT AUDITORS

         Each Fund (other than Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund have selected KPMG LLP, 99 High Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.



                                  LEGAL COUNSEL

         The Trust has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of December 11, 2001, the following are all of the beneficial and record owners of more than five percent of each fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

INVESTOR CLASS           NAME AND ADDRESS                          PERCENT OWNED
--------------           ----------------                          -------------
CENTURY                  NEUBERGER & BERMAN TRUST CO TTEE                     7%
                         NEUBERGER & BERMAN EMPLOYEES
                         PROFIT SHARING PLAN UTD 05/20/71
                         ATTN AL BOCCARDO
                         605 3RD AVE FL 36
                         NEW YORK NY  10158-0180

FASCIANO                 CHARLES SCHWAB & CO INC                             46%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         NATIONAL FINANCIAL SERVICES CORP                     8%
                         FOR THE EXCLUSIVE BENEFIT OF THEIR CLIENTS
                         PO BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

FOCUS                    CHARLES SCHWAB & CO INC                             11%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

GENESIS                  CHARLES SCHWAB & CO INC                             26%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         UNION CENTRAL LIFE                                   6%
                         INSURANCE CO
                         ATTN MUTUAL FUNDS DEPT STATION 3
                         PO BOX 40888
                         CINCINNATI OH  45240-0888

GUARDIAN                 CHARLES SCHWAB & CO INC                             17%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

INTERNATIONAL            CHARLES SCHWAB & CO INC                              8%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         TOWN OF CHESHIRE RETIREMENT PLAN                     7%
                         ATTN JAMES JASKOTT
                         DIRECTOR OF FINANCE
                         TOWN OF CHESHIRE
                         84 S MAIN ST
                         CHESHIRE CT  06410-3108

                         NEUBERGER & BERMAN TRUST CO TTEE                     5%
                         NEUBERGER & BERMAN EMPLOYEES
                         PROFIT SHARING PLAN UTD 05/20/71
                         ATTN AL BOCCARDO
                         605 3RD AVE FL 36
                         NEW YORK NY  10158-0180

MANHATTAN                CHARLES SCHWAB & CO INC                              6%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         FIDELITY INVESTMENTS INSTITUTIONA                    5%
                         OPS CO INC FIIOC AS AGENT FOR
                         CERTAIN EMPLOYEE BENEFIT PLAN
                         100 MAGELLAN WAY KW1C
                         CORINGTON KY  41015-1999

MILLENNIUM               CHARLES SCHWAB & CO INC                             15%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         NEUBERGER & BERMAN TRUST CO TTEE                     6%
                         NEUBERGER & BERMAN EMPLOYEES
                         PROFIT SHARING PLAN UTD 05/20/71
                         ATTN AL BOCCARDO
                         605 3RD AVE FL 36
                         NEW YORK NY  10158-0180

PARTNERS                 CHARLES SCHWAB & CO INC                             11%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

REGENCY                  CHARLES SCHWAB & CO INC                             20%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

SOCIALLY RESPONSIVE      CHARLES SCHWAB & CO INC                             23%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

TECHNOLOGY               NEUBERGER & BERMAN TRUST CO TTEE                    15%
                         NEUBERGER & BERMAN EMPLOYEES
                         PROFIT SHARING PLAN UTD 05/20/71
                         ATTN AL BOCCARDO
                         605 3RD AVE FL 36
                         NEW YORK NY  10158-0180

TRUST CLASS
CENTURY                  NEUBERGER & BERMAN                                  97%
                         ATTN RON STAIB OPS CONTROL
                         55 WATER ST FL 27
                         NEW YORK NY  10041-0004

FOCUS                    FIDELITY INVESTMENTS INST OPS CO                    18%
                         AS AGENT FOR CERTAIN EE BENEFIT PL
                         MAILZONE KWIC
                         COVINGTON KY  41015

                         SMITH BARNEY INC.                                   16%
                         00109801250
                         388 GREENWICH STREET
                         NEW YORK NY  10013-2339

                         AMERICAN EXPRESS TRUST CO FBO                        9%
                         OF AMERICAN EXPRESS TRUST
                         RETIREMENT SERVICE PLANS
                         ATTN PAT BROWN
                         50534 AXP FINANCIAL CTR
                         MINNEAPOLIS MN  55474-0001

                         NATIONAL FINANCIAL SERV CORP                         5%
                         FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

                         CUST FBO PRINCIPAL MUTUAL LIFE INS                   5%
                         CO DTD 1/1/96
                         PO BOX 8704
                         1013 CENTRE RD
                         WILMINGTON DE  19805-1265

GENESIS                  FIDELITY INVESTMENTS INST OPS CO                    21%
                         AS AGENT FOR CERTAIN EE BENEFIT PL
                         MAILZONE KWIC
                         COVINGTON KY  41015

                         NATIONAL FINANCIAL SERV CORP                        10%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

                         AMERICAN EXPRESS TRUST CO FBO                        7%
                         OF AMERICAN EXPRESS TRUST
                         RETIREMENT SERVICE PLANS
                         ATTN PAT BROWN
                         50534 AXP FINANCIAL CTR
                         MINNEAPOLIS MN  55474-0001

                         SMITH BARNEY INC.                                    6%
                         00109801250
                         388 GREENWICH STREET
                         NEW YORK NY  10013-2339

                         NATIONWIDE LIFE INSURANCE CO                         6%
                         QPVA
                         C/O IPO PORTFOLIO ACCOUNTING
                         P O BOX 182029
                         COLUMBUS OH  43218-2029

                         CTC ILLINOIS TRUST CO TTEE                           5%
                         SUN MICROSYSTEMS SAVINGS TR
                         ATTN PACIFICO PANALIGAN
                         209 W JACKSON BLVD STE 700
                         CHICAGO IL  60606-6956

GUARDIAN                 FIDELITY INVESTMENTS INST OPS                       30%
                         AND INVESTMENT PLAN
                         100 MAGELLON WAY
                         MAILZONE KWIC
                         COVINGTON KY  41015-1999

                         NATIONWIDE LIFE INSURANCE CO                        17%
                         QPVA
                         C/O IPO PORTFOLIO ACCOUNTING
                         P O BOX 182029
                         COLUMBUS OH  43218-2029

                         CONNECTICUT GEN  LIFE INS CO                         9%
                         CIGNA
                         ATTN BRENDA CHRISTIAN
                         PO BOX 2975
                         280 TRUMBULL ST APT H18D
                         HARTFORD CT  06103-3509

                         NATIONAL FINANCIAL SERV CORP                         5%
                         FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

                         ING NATIONAL TRUST                                   5%
                         AETNA/FLEET DIRECTED TRUSTEE
                         U/A DTD 4/22/96
                         151 FARMINGTON AVE # T531
                         HARTFORD CT  06156-0001

INTERNATIONAL            SMITH BARNEY INC.                                   31%
                         00109801250
                         388 GREENWICH STREET
                         NEW YORK NY  10013-2339

                         NEUBERGER AND BERMAN TRUST                          33%
                         T/F LILLIAN VERNON CORP
                         401K PROFIT SHARING PLAN
                         1 THEALL RDL, RYE NY  10580-1404

                         CITRIN COOPERMAN & CO LLP                           13%
                         RETIREMENT SAVINGS PLAN
                         529 5TH AVE
                         NEW YORK NY  10017-4608

                         CHASE MANHATTAN BANK TTEE                            8%
                         VARIOUS RETIREMENT PLANS
                         UNDER PPI RETIREMENT PROGRAMS
                         PROFESSIONAL PENSIONS INC
                         444 FOXON RD
                         EAST HAVEN CT  06513-2019

                         NATIONAL FINANCIAL SERV CORP                         7%
                         FOR EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         200 LIBERTY ST - 1 WORLD FIN CTR
                         ATTN MUTUAL FUNDS DEPT - 5TH FLOOR
                         NEW YORK NY  10281-1003

MANHATTAN                ING NATIONAL TRUST                                  22%
                         AETNA/FLEET DIRECTED TRUSTEE
                         U/A DTD 4/22/96
                         151 FARMINGTON AVE # T531
                         HARTFORD CT  06156-0001

                         FIDELITY INVESTMENTS INST OPS                       19%
                         CO AS AGENT FOR CERTAIN EE BENEFIT
                         PL
                         COVINGTON KY  41015

                         MAC & CO  A/C 195-643                               14%
                         AEOF1956432
                         MUTUAL FUNDS OPERATIONS
                         PO BOX 3198
                         PITTSBURGH PA  15230-3198

                         AETNA LIFE INSURANCE & ANNUITY CO                    9%
                         ACES-SEPARATE ACCOUNT F
                         ATTN VALUATION UNIT TS31
                         151 FARMINGTON AVE
                         HARTFORD CT  06156-0001

                         CHASE MANHATTAN BANK TTEE                            7%
                         VARIOUS RETIREMENT PLANS
                         UNDER PPI RETIREMENT PROGRAMS
                         PROFESSIONAL PENSIONS INC
                         444 FOXON RD
                         EAST HAVEN CT  06513-2019

                         NATIONAL FINANCIAL SERV CORP                         5%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

MILLENNIUM               NATIONAL FINANCIAL SERV CORP                        84%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

PARTNERS                 NATIONWIDE LIFE INSURANCE                           25%
                         QPVA
                         C/O IPO PORTFOLIO ACCOUNTING
                         P O BOX 182029
                         COLUMBUS OH  43218-2029

                         PRC INC                                             12%
                         C/O T ROWE PRICE FINANCIAL
                         ATTN ASSET RECON
                         PO BOX 17215
                         BALTIMORE MD  21297-1215

                         CONNECTICUT GEN LIFE INS CO                         11%
                         CIGNA
                         ATTN BRENDA CHRISTIAN
                         PO BOX 2975
                         280 TRUMBULL ST APT H18D
                         HARTFORD CT  06103-3509

                         FIDELITY INVESMENTS INSTIT OPER CO                   9%
                         AS AGENT FOR CERTAIN  BENEFIT PLN
                         100 MAGELLAN WAY
                         MAILZONE KWIC
                         COVINGTON KY  41015-1999

                         NATIONAL FINANCIAL SERV CORP                         7%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

REGENCY                  BOSTON SAFE DEPOSIT & TRUST CO TTEE                 92%
                         TWA INC PILOTS DIRECTED ACCT PLAN
                         & 401K PLAN FOR PILOTS OF TWA INC
                         ATTN LISA BOVE # 026-0320
                         135 SANTILLI HWY
                         EVERETT MA  02149-1906

                         NATIONAL FINANCIAL SERV CORP                         6%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

SOCIALLY RESPONSIVE      ICMA RETIREMENT TRUST                               58%
                         777 N CAPITOL ST NE
                         WASHINGTON DC  20002-4239

                         CHASE MANHATTAN BANK TTEE                            7%
                         AVON PRODUCTS INC
                         SVNGS & STOCK OWNERSHIP 12/28/84
                         1345 AVENUE OF THE AMERICAS
                         NEW YORK NY  10105-0302

                         CUST FBO PRINCIPAL MUTUAL LIFE INS                   6%
                         CO DTD 1/1/96 PO BOX 8704
                         1013 CENTRE RD
                         WILMINGTON DE  19805-1265

                         NATIONAL FINANCIAL SERV CORP                         6%
                         FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

                         THE UNION CENTRAL LIFE INS CO                        5%
                         401K GROUP SEP ACCTPO BOX 40888
                         1876 WAYCROSS RD
                         CINCINNATI OH  45240-0888

TECHNOLOGY               NEUBERGER & BERMAN                                  82%
                         ATTN RON STAIB OPS CONTROL
                         55 WATER ST FL 27
                         NEW YORK NY  10041-0004

                         NATIONAL FINANCIAL SERV CORP                        16%
                         FOR THE EXCLUSIVE BENEFIT OF
                         OUR CUSTOMERS
                         P O BOX 3908
                         CHURCH STREET STATION
                         NEW YORK NY  10008-3908

ADVISOR CLASS
FOCUS                    CHARLES SCHWAB & CO INC                             24%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         FIRST UNION NAT'L BANK TTEE                         19%
                         FBO FUNB REINVESTMENT ACCOUNT
                         A/C# 1080824434
                         1525 W WT HARRIS BLVD NC-1151
                         CHARLOTTE NC  28262-8522

                         FTC & CO                                            16%
                         ATTN DATALYNX (HOUSE ACCOUNT)
                         PO BOX 173736
                         DENVER CO  80217-3736

                         KEY TRUST CO NA                                      8%
                         FBO PRISM 4900 TIEDEMAN RD
                         BROOKLYN OH  44144-2338

                         SMITH BARNEY CORP TRUST CO TTEE                      7%
                         SMITH BARNEY 401K
                         ADVISOR GROUP TRUST
                         TWO TOWER CENTER
                         PO BOX 1063
                         E BRUNSWICK NJ  08816-1063

                         MORRIS & CO                                          7%
                         C/O FIRST SOURCE BANK
                         ATTN TRUST OPERATIONS
                         PO BOX 1602
                         SOUTH BEND IN  46634-1602

                         VALIC TRUST CO AS CUSTODIAN                          6%
                         FBO FIRST HEALTH OF THE CAROLINAS
                         INC MATCHING SVINGS PLAN DTD 1/1/01
                         2929 ALLEN PARKWAY VLG APT L14-30
                         HOUSTON TX  77019

GENESIS                  KEY TRUST CO                                        28%
                         FBO PRISM
                         4900 TIEDEMAN RD
                         BROOKLYN OH  44144-2302

                         CHARLES SCHWAB & CO INC                             23%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

GUARDIAN                 TRAVELERS INSURANCE COMPANY #4                      97%
                         ATTN BOB IAGROSSI 5MS
                         SHAREHOLDER ACCOUNTING
                         ONE TOWER SQUARE
                         HARTFORD CT  06183-0002

MANHATTAN                FISERV SECURITIES INC                               37%
                         TRADE HOUSE ACCOUNT
                         ATTN MUTUAL FUND DEPT
                         1 COMMERCE SQUARE
                         2005 MARKET ST
                         PHILADELPHIA PA  19103-7042

                         FIDELITY INVESTMENTS INSTITUTIONAL                  19%
                         OPERATIONS CO INC (FIIOC) AS AGENT
                         FOR MILLENIUM PHARMACENTICALS INC
                         401K PLAN AND TRUST 10181
                         100 MAGELLAN WAY KWIC
                         COVINGTON KY  41015-1999

                         FIDELITY INVESTMENTS INSTITUTIONAL                  11%
                         LUID SEALS INC 401K & PSP-10490
                         100 MAGELLAN WAY (KW1C)
                         COVINGTON KY  41015-1999

                         CHARLES SCHWAB & CO INC                              6%
                         ATTN MUTUAL FUNDS
                         101 MONTGOMERY ST
                         SAN FRANCISCO CA  94104-4122

                         BLUSH & CO                                           5%
                         PO BOX 976
                         NEW YORK NY  10268-0976

PARTNERS                 TRAVELERS INSURANCE COMPANY #4                      67%
                         ATTN ROGER FERLAND
                         ATTN BOB IAGROSSI 5MS
                         SHAREHOLDER ACCOUNTING
                         ONE TOWER SQUARE
                         HARTFORD CT  06183-0002

                         BROWN BROTHERS & HARRIMAN                           17%
                         40 WATER ST
                         BOSTON MA  02109-3661

                         KEY TRUST CO                                         6%
                         FBO PRISM
                         4900 TIEDEMAN RD
                         BROOKLYN OH  44144-2302

INSTITUTIONAL CLASS
GENESIS INST             WILMINGTON TRUST CO CUST                            50%
                         EMP PARTNERS PSUGS A/C 500854
                         C/O MUTUAL FUNDS
                         PO BOX 8971
                         WILMINGTON DE  19899-8971

                         WILMINGTON TRUST CO CUST                            19%
                         FBO PRICEWATER HOUSE COOPERS LLP
                         EMP PARTNERS P/S A/C 500824
                         U/A 03-01-00 C/O MUTUAL FUNDS
                         PO BOX 8971
                         WILMINGTON DE  19899-8971

                         WILMINGTON TRUST CO CUST                            12%
                         FBO PRICEWATER HOUSE COPPERS LLP
                         EMP RET BEN ACCUM A/C 500794
                         U/A 03-01-00
                         PO BOX 8971
                         WILMINGTON DE  19899-8971


                             REGISTRATION STATEMENT

         This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

         Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2001:

              The audited financial statements of Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman FOCUS Fund, and Neuberger Berman INTERNATIONAL Fund and notes thereto for the fiscal year ended August 31, 2001, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

              The audited financial statements of Neuberger Berman FASCIANO Fund and notes thereto for the fiscal year ended June 30, 2001, and the fiscal period ended August 31, 2001, and the reports of Ernst & Young LLP, independent accountants, with respect to such audited financial statements.

              The audited financial statements of Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman REGENCY Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman SOCIALLY RESPONSIVE Fund, and Neuberger Berman TECHNOLOGY Fund and the reports of KPMG LLP, independent auditors, with respect to such audited financial statements.

                            Appendix A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
--------------------------

                  AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                  A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                  BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                  BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  CI - The rating CI is reserved for income bonds on which no interest is being paid.

                  D - Bonds rated D are in default, and payment of interest and/ or repayment of principal is in arrears.

                  PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                  MOODY'S CORPORATE BOND RATINGS:

                  Aaa- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                  Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.

                  A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                  - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                  S&P COMMERCIAL PAPER RATINGS:

                  A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                  MOODY'S COMMERCIAL PAPER RATINGS

                  Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

                  -     Leading market positions in well-established industries.

                  -     High rates of return on funds employed.

                  - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.



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